FIDELITY (registered trademark)
INSTITUTIONAL
MONEY MARKET
FUNDS

ANNUAL REPORT

MARCH 31, 2000
(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS

FIDELITY INSTITUTIONAL MONEY
MARKET FUNDS

SCHEDULES OF INVESTMENTS &
FINANCIAL STATEMENTS

 TREASURY ONLY PORTFOLIO         3

 TREASURY PORTFOLIO              7

 GOVERNMENT PORTFOLIO            11

 DOMESTIC PORTFOLIO              16

 MONEY MARKET PORTFOLIO          23

 TAX-EXEMPT PORTFOLIO            30

NOTES TO FINANCIAL STATEMENTS    44

INDEPENDENT AUDITORS' REPORT     49

FUND GOALS:

TREASURY ONLY PORTFOLIO, TREASURY PORTFOLIO, GOVERNMENT PORTFOLIO, DOMESTIC PORTFOLIO, AND MONEY MARKET PORTFOLIO SEEK TO OBTAIN AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH THE PRESERVATION OF PRINCIPAL AND LIQUIDITY WITHIN THE LIMITATIONS PRESCRIBED FOR THE FUND.

TAX-EXEMPT PORTFOLIO SEEKS TO OBTAIN AS HIGH A LEVEL OF INTEREST
INCOME EXEMPT FROM FEDERAL INCOME TAX AS IS CONSISTENT WITH A
PORTFOLIO OF HIGH-QUALITY, SHORT-TERM MUNICIPAL OBLIGATIONS SELECTED ON THE BASIS OF LIQUIDITY AND STABILITY OF PRINCIPAL.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL MAINTAIN A STABLE $1.00 SHARE PRICE.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED. NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A
BANK.

FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL THE APPROPRIATE NUMBER LISTED BELOW. READ THE
PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

 RETIREMENT PLAN LEVEL ACCOUNTS
  CORPORATE CLIENTS  1-800-962-1375
  "NOT FOR PROFIT" CLIENTS 1-800-343-0860
 FINANCIAL AND OTHER INSTITUTIONS
  NATIONWIDE  1-800-843-3001

TREASURY ONLY PORTFOLIO

INVESTMENTS MARCH 31, 2000
Showing Percentage of Net Assets

U.S. TREASURY OBLIGATIONS -
103.4%

DUE DATE                      ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT      VALUE (NOTE 1)
                              PURCHASE

U.S. TREASURY BILLS - 70.7%

4/18/00                        5.96%                       $ 11,089,000          $ 11,057,869

4/20/00                        5.99                         50,000,000            49,842,458

4/20/00                        6.00                         50,000,000            49,842,194

4/27/00                        5.46                         20,000,000            19,922,217

4/27/00                        5.74                         16,893,000            16,823,579

4/27/00                        5.75                         30,000,000            29,876,608

4/27/00                        5.76                         127,397,000           126,872,738

5/4/00                         5.22                         15,000,000            14,930,081

5/4/00                         5.53                         4,792,000             4,768,060

5/11/00                        5.55                         23,023,000            22,882,943

5/11/00                        5.77                         25,000,000            24,852,514

5/18/00                        5.56                         6,032,000             5,988,844

5/25/00                        5.39                         20,000,000            19,842,500

5/25/00                        5.43                         10,000,000            9,920,650

5/25/00                        5.47                         10,000,000            9,920,050

5/25/00                        5.54                         20,000,000            19,837,250

6/1/00                         5.56                         40,000,000            39,631,289

6/1/00                         5.61                         10,000,000            9,906,975

6/1/00                         5.65                         20,000,000            19,811,917

6/1/00                         5.66                         25,703,000            25,460,849

6/1/00                         5.72                         50,000,000            49,521,319

6/8/00                         5.56                         10,000,000            9,897,717

6/8/00                         5.68                         6,599,000             6,529,509

6/8/00                         5.73                         21,558,000            21,329,150

6/8/00                         5.76                         25,000,000            24,731,778

6/15/00                        5.78                         8,020,000             7,924,762

6/15/00                        5.81                         15,000,000            14,820,937

6/15/00                        5.82                         15,000,000            14,820,625

6/22/00                        5.63                         6,611,000             6,528,179

6/22/00                        5.65                         10,000,000            9,874,381

6/22/00                        5.66                         8,332,000             8,227,239

6/22/00                        5.67                         10,000,000            9,874,267

6/22/00                        5.74                         20,000,000            19,743,978

6/22/00                        5.76                         10,000,000            9,872,444

6/22/00                        5.88                         50,000,000            49,340,583

6/29/00                        5.56                         10,000,000            9,866,253

6/29/00                        5.57                         20,000,000            19,731,888

6/29/00                        5.65                         10,000,000            9,864,028

6/29/00                        5.80                         25,000,000            24,646,781

6/29/00                        5.83                         20,000,000            19,715,694

7/6/00                         5.82                         25,000,000            24,637,264

8/24/00                        5.93                         40,000,000            39,072,000

11/9/00                        6.05                         10,000,000            9,644,800

                                                                                  952,207,161

U.S. TREASURY NOTES - 30.7%

4/30/00                        5.77                         20,000,000            19,993,029

4/30/00                        5.84                         50,000,000            49,980,071

5/15/00                        5.44                         20,000,000            20,020,434

5/15/00                        5.57                         21,176,000            21,192,912

5/15/00                        5.61                         65,000,000            65,048,891

5/15/00                        5.72                         50,000,000            50,030,331



DUE DATE                      ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT      VALUE (NOTE 1)
                              PURCHASE

5/31/00                        5.12%                       $ 20,000,000          $ 20,029,656

5/31/00                        5.83                         50,000,000            50,016,984

6/30/00                        5.80                         2,174,000             2,171,255

7/31/00                        6.02                         10,000,000            9,975,242

8/15/00                        6.06                         85,000,000            84,952,723

11/30/00                       6.13                         20,000,000            19,786,770

                                                                                  413,198,298

U.S. TREASURY NOTES -
PRINCIPAL ONLY STRIPS - 2.0%

5/15/00                        5.83                         22,000,000            21,844,527

8/15/00                        5.47                         6,000,000             5,883,262

                                                                                  27,727,789


TOTAL INVESTMENT   PORTFOLIO   1,393,133,248
- 103.4%

NET OTHER ASSETS - (3.4)%        (46,291,127)

NET ASSETS - 100%               $ 1,346,842,121

Total Cost for Income Tax Purposes  $ 1,393,133,248

INCOME TAX INFORMATION

At March 31, 2000, the fund had a capital loss carryforward of approximately $76,000 of which $16,000 and $60,000 will expire on March 31, 2004 and 2005, respectively.

A total of 100% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax (unaudited). The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns.

TREASURY ONLY PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

                                              MARCH 31, 2000

ASSETS

Investment in securities, at                 $ 1,393,133,248
value - See accompanying
schedule

Interest receivable                           7,974,494

 TOTAL ASSETS                                 1,401,107,742

LIABILITIES

Payable to custodian bank       $ 481

Payable for investments          49,489,778
purchased

Share transactions in process    252,082

Distributions payable            4,234,647

Accrued management fee           182,799

Distribution fees payable        42,305

Other payables and accrued       63,529
expenses

 TOTAL LIABILITIES                            54,265,621

NET ASSETS                                   $ 1,346,842,121

Net Assets consist of:

Paid in capital                              $ 1,347,118,379

Accumulated net realized gain                 (276,258)
(loss) on investments

NET ASSETS                                   $ 1,346,842,121

CLASS I: NET ASSET VALUE,                     $1.00
offering price   and
redemption price per   share
($1,133,329,752 (divided by)
  1,133,391,782 shares)

CLASS II: NET ASSET VALUE,                    $1.00
offering price   and
redemption price per   share
($52,450,198 (divided by)
52,453,069 shares)

CLASS III: NET ASSET VALUE,                   $1.00
offering price   and
redemption price per   share
($161,062,171 (divided by)
161,070,986 shares)

STATEMENT OF OPERATIONS

                               YEAR ENDED MARCH 31, 2000

INTEREST INCOME                             $ 63,190,109

EXPENSES

Management fee                 $ 2,478,762

Transfer agent fees

 Class I                        284,900

 Class II                       15,290

 Class III                      30,403

Distribution fees

 Class II                       68,923

 Class III                      245,893

Accounting fees and expenses    131,259

Non-interested trustees'        3,889
compensation

Custodian fees and expenses     13,797

Registration fees               82,728

Audit                           25,693

Legal                           4,181

Miscellaneous                   2,204

 Total expenses before          3,387,922
reductions

 Expense reductions             (612,749)    2,775,173

NET INTEREST INCOME                          60,414,936

NET REALIZED GAIN (LOSS) ON                  (100,220)
INVESTMENTS

NET INCREASE IN NET ASSETS                  $ 60,314,716
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET       YEAR ENDED MARCH 31, 2000  YEAR ENDED MARCH 31, 1999
ASSETS

Operations Net interest income   $ 60,414,936               $ 53,424,934

 Net realized gain (loss)         (100,220)                  63,050

 NET INCREASE (DECREASE) IN       60,314,716                 53,487,984
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders
from net interest income:

  Class I                         (53,615,575)               (46,375,592)

  Class II                        (2,174,437)                (1,935,394)

  Class III                       (4,624,924)                (5,113,948)

 TOTAL DISTRIBUTIONS              (60,414,936)               (53,424,934)

Share transactions - net
increase (decrease) at net
asset value of $1.00 per
share:

  Class I                         183,520,627                7,277,898

  Class II                        (5,321,260)                20,925,763

  Class III                       60,242,162                 360,779

 TOTAL SHARE TRANSACTIONS         238,441,529                28,564,440

  TOTAL INCREASE (DECREASE)       238,341,309                28,627,490
IN NET ASSETS

NET ASSETS

 Beginning of period              1,108,500,812              1,079,873,322

 End of period                   $ 1,346,842,121            $ 1,108,500,812


FINANCIAL HIGHLIGHTS - CLASS I



YEARS ENDED MARCH 31,            2000         1999       1998       1997         1996

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000      $ 1.000    $ 1.000    $ 1.000      $ 1.000
period

Income from Investment
Operations

Net interest income               .049         .049       .052       .050         .054

Less Distributions

From net interest income          (.049)       (.049)     (.052)     (.050)       (.054)

Net asset value, end of period   $ 1.000      $ 1.000    $ 1.000    $ 1.000      $ 1.000

TOTAL RETURN A                    4.98%        4.99%      5.33%      5.17%        5.56%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,133,330  $ 949,894  $ 942,561  $ 1,156,667  $ 1,361,050
(000 omitted)

Ratio of expenses to average      .20% B       .20% B     .20% B     .20% B       .20% B
net assets

Ratio of net interest income      4.90%        4.87%      5.20%      5.05%        5.41%
to average net assets


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

B FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS II



YEARS ENDED MARCH 31,            2000      1999      1998      1997      1996 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
period

Income from Investment
Operations

Net interest income               .047      .047      .051      .049      .020

Less Distributions

From net interest income          (.047)    (.047)    (.051)    (.049)    (.020)

Net asset value, end of period   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000

TOTAL RETURN B, C                 4.83%     4.84%     5.18%     5.01%     2.04%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 52,450  $ 57,776  $ 36,847  $ 56,502  $ 102
(000 omitted)

Ratio of expenses to average      .35% D    .35% D    .35% D    .35% D    .35% A, D
net assets

Ratio of expenses to average      .35%      .35%      .35%      .34% E    .35% A
net assets after expense
reductions

Ratio of net interest income      4.73%     4.73%     5.05%     4.94%     5.03% A
to average net assets


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

F FOR THE PERIOD NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS II SHARES) TO MARCH 31, 1996.

FINANCIAL HIGHLIGHTS - CLASS III



YEARS ENDED MARCH 31,            2000       1999       1998       1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000    $ 1.000    $ 1.000    $ 1.000   $ 1.000
period

Income from Investment
Operations

Net interest income               .046       .046       .050       .048      .020

Less Distributions

From net interest income          (.046)     (.046)     (.050)     (.048)    (.020)

Net asset value, end of period   $ 1.000    $ 1.000    $ 1.000    $ 1.000   $ 1.000

TOTAL RETURN B, C                 4.72%      4.73%      5.07%      4.90%     2.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 161,062  $ 100,831  $ 100,465  $ 36,006  $ 4,097
(000 omitted)

Ratio of expenses to average      .45% D     .45% D     .45% D     .45%  D   .45% A, D
net assets

Ratio of net interest income      4.70%      4.56%      4.96%      4.82%     4.86% A
to average net assets


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

E FOR THE PERIOD NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS III SHARES) TO MARCH 31, 1996.

TREASURY PORTFOLIO

INVESTMENTS MARCH 31, 2000

Showing Percentage of Net Assets



U.S. TREASURY OBLIGATIONS -
51.2%

DUE DATE                     ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                             PURCHASE

U.S. TREASURY BILLS - 36.9%

4/18/00                       6.00%                       $ 800,000,000                     $ 798,003,334

4/20/00                       6.00                         300,000,000                       299,053,167

4/20/00                       6.01                         400,000,000                       398,867,611

5/11/00                       5.77                         75,000,000                        74,557,542

5/18/00                       5.34                         100,000,000                       99,321,111

5/18/00                       5.37                         50,000,000                        49,658,597

5/25/00                       5.39                         85,000,000                        84,330,625

5/25/00                       5.48                         50,000,000                        49,599,500

6/15/00                       5.54                         75,000,000                        74,154,688

6/22/00                       5.67                         50,000,000                        49,371,333

6/29/00                       5.56                         25,000,000                        24,665,632

6/29/00                       5.57                         100,000,000                       98,659,437

6/29/00                       5.65                         50,000,000                        49,320,139

6/29/00                       5.73                         50,000,000                        49,307,778

7/6/00                        5.80                         200,000,000                       197,110,750

7/6/00                        5.82                         100,000,000                       98,549,056

7/13/00                       5.55                         75,000,000                        73,841,250

8/24/00                       5.93                         100,000,000                       97,680,000

8/24/00                       5.96                         100,000,000                       97,657,847

10/12/00                      5.95                         50,000,000                        48,466,861

10/12/00                      5.96                         50,000,000                        48,465,514

11/9/00                       6.05                         50,000,000                        48,224,000

2/1/01                        6.26                         70,000,000                        66,465,700

                                                                                             2,975,331,472

U.S. TREASURY NOTES - 14.3%

5/15/00                       5.50                         65,000,000                        65,062,413

5/15/00                       5.73                         7,000,000                         7,004,128

5/31/00                       5.12                         40,000,000                        40,059,311

5/31/00                       5.55                         40,000,000                        40,038,475

7/31/00                       5.27                         25,000,000                        25,060,228

7/31/00                       5.67                         75,000,000                        74,879,542

7/31/00                       5.68                         40,000,000                        39,934,555

7/31/00                       5.99                         100,000,000                       99,763,672

7/31/00                       6.01                         100,000,000                       99,758,260

8/15/00                       6.06                         350,000,000                       349,804,055

8/31/00                       5.42                         40,000,000                        39,932,562

8/31/00                       5.43                         40,000,000                        39,937,534

9/30/00                       5.43                         35,000,000                        34,825,129

11/30/00                      6.13                         50,000,000                        49,468,644

11/30/00                      6.15                         100,000,000                       98,924,899

1/31/01                       6.26                         50,000,000                        49,248,324

                                                                                             1,153,701,731

TOTAL U.S. TREASURY                                                          4,129,033,203
OBLIGATIONS



REPURCHASE AGREEMENTS - 68.4%

                               MATURITY AMOUNT                  VALUE (NOTE 1)

In a joint trading account
(U.S. Treasury Obligations)
dated:

3/23/00 due 4/6/00 At 5.95%    $ 100,231,389                    $ 100,000,000

3/31/00 due 4/3/00 At:

6.08%                           648,182,251                      647,854,000

6.17%                           345,234,305                      345,057,000

6.21%                           4,421,285,612                    4,419,000,000

TOTAL REPURCHASE AGREEMENTS                      5,511,911,000


TOTAL INVESTMENT   PORTFOLIO   9,640,944,203
- 119.6%

NET OTHER ASSETS - (19.6)%        (1,581,886,519)

NET ASSETS - 100%                $ 8,059,057,684

Total Cost for Income Tax Purposes  $ 9,640,944,203

INCOME TAX INFORMATION

At March 31, 2000, the fund had a capital loss carryforward of approximately $410,000 of which $194,000 and $216,000 will expire on March 31, 2003 and 2008, respectively.

A total of 26.84% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax (unaudited). The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns.

TREASURY PORTFOLIO

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                MARCH 31, 2000

ASSETS

Investment in securities, at                    $ 9,640,944,203
value (including repurchase
agreements of
$5,511,911,000) - See
accompanying schedule

Interest receivable                              13,348,609

 TOTAL ASSETS                                    9,654,292,812

LIABILITIES

Payable to custodian bank       $ 295

Payable for investments          1,567,088,292
purchased

Share transactions in process    1,755,504

Distributions payable            24,245,876

Accrued management fee           1,117,417

Distribution fees payable        697,112

Other payables and accrued       330,632
expenses

 TOTAL LIABILITIES                               1,595,235,128

NET ASSETS                                      $ 8,059,057,684

Net Assets consist of:

Paid in capital                                 $ 8,059,573,969

Accumulated net realized gain                    (516,285)
(loss) on investments

NET ASSETS                                      $ 8,059,057,684

CLASS I: NET ASSET VALUE,                        $1.00
offering price   and
redemption price per   share
($4,461,392,674 (divided by)
  4,461,630,579 shares)

CLASS II: NET ASSET VALUE,                       $1.00
offering price   and
redemption price per   share
($473,502,579 (divided by)
473,527,829 shares)

CLASS III: NET ASSET VALUE,                      $1.00
offering price   and
redemption price per   share
($3,124,162,431 (divided by)
  3,124,329,029 shares)

STATEMENT OF OPERATIONS

                                 YEAR ENDED MARCH 31, 2000

INTEREST INCOME                              $ 401,924,204

EXPENSES

Management fee                 $ 15,462,696

Transfer agent fees

 Class I                        1,051,124

 Class II                       99,206

 Class III                      717,445

Distribution fees

 Class II                       567,909

 Class III                      7,574,761

Accounting fees and expenses    618,480

Non-interested trustees'        26,336
compensation

Registration fees               357,114

Audit                           48,242

Legal                           27,238

Miscellaneous                   9,484

 Total expenses before          26,560,035
reductions

 Expense reductions             (2,954,666)   23,605,369

NET INTEREST INCOME                           378,318,835

NET REALIZED GAIN (LOSS) ON                   (113,301)
INVESTMENTS

NET INCREASE IN NET ASSETS                   $ 378,205,534
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET       YEAR ENDED MARCH 31, 2000  YEAR ENDED MARCH 31, 1999
ASSETS

Operations Net interest income   $ 378,318,835              $ 416,372,377

 Net realized gain (loss)         (113,301)                  315,299

 NET INCREASE (DECREASE) IN       378,205,534                416,687,676
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders
from net interest income:

  Class I                         (216,051,611)              (223,121,219)

  Class II                        (18,507,211)               (18,400,040)

  Class III                       (143,760,013)              (174,851,118)

 TOTAL DISTRIBUTIONS              (378,318,835)              (416,372,377)

Share transactions - net
increase (decrease) at net
asset value of $1.00 per
share:

  Class I                         526,037,130                (563,249,811)

  Class II                        100,777,594                (37,665,439)

  Class III                       202,474,170                (77,380,554)

 TOTAL SHARE TRANSACTIONS         829,288,894                (678,295,804)

  TOTAL INCREASE (DECREASE)       829,175,593                (677,980,505)
IN NET ASSETS

NET ASSETS

 Beginning of period              7,229,882,091              7,907,862,596

 End of period                   $ 8,059,057,684            $ 7,229,882,091




FINANCIAL HIGHLIGHTS - CLASS I



YEARS ENDED MARCH 31,            2000         1999         1998         1997         1996

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000
period

Income from Investment
Operations

Net interest income               .050         .051         .054         .052         .056

Less Distributions

From net interest income          (.050)       (.051)       (.054)       (.052)       (.056)

Net asset value, end of period   $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000

TOTAL RETURN A                    5.12%        5.19%        5.55%        5.30%        5.79%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 4,461,393  $ 3,935,421  $ 4,498,484  $ 5,598,330  $ 7,134,049
(000 omitted)

Ratio of expenses to average      .20% B       .20% B       .20% B       .20% B       .20% B
net assets

Ratio of net interest income      5.00%        5.05%        5.41%        5.17%        5.61%
to average net assets


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

B FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS II



YEARS ENDED MARCH 31,            2000       1999       1998       1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000    $ 1.000    $ 1.000    $ 1.000   $ 1.000
period

Income from Investment
Operations

Net interest income               .049       .049       .053       .050      .021

Less Distributions

From net interest income          (.049)     (.049)     (.053)     (.050)    (.021)

Net asset value, end of period   $ 1.000    $ 1.000    $ 1.000    $ 1.000   $ 1.000

TOTAL RETURN B, C                 4.97%      5.03%      5.40%      5.14%     2.14%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 473,503  $ 372,734  $ 410,383  $ 89,801  $ 40,470
(000 omitted)

Ratio of expenses to average      .35% D     .35% D     .35% D     .35% D    .35% A, D
net assets

Ratio of net interest income      4.89%      4.91%      5.25%      5.01%     5.18% A
to average net assets


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

E FOR THE PERIOD NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS II SHARES) TO MARCH 31, 1996.

FINANCIAL HIGHLIGHTS - CLASS III



YEARS ENDED MARCH 31,            2000         1999         1998         1997         1996

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000
period

Income from Investment
Operations

Net interest income               .048         .048         .052         .049         .054

Less Distributions

From net interest income          (.048)       (.048)       (.052)       (.049)       (.054)

Net asset value, end of period   $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000

TOTAL RETURN A                    4.86%        4.93%        5.29%        5.03%        5.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 3,124,162  $ 2,921,727  $ 2,998,996  $ 3,624,195  $ 1,435,302
(000 omitted)

Ratio of expenses to average      .45% B       .45% B       .45% B       .45% B       .46% B
net assets

Ratio of net interest income      4.74%        4.81%        5.17%        4.93%        5.28%
to average net assets


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

B FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

GOVERNMENT PORTFOLIO

INVESTMENTS MARCH 31, 2000

Showing Percentage of Net Assets



FEDERAL AGENCIES - 59.3%

DUE DATE                        ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                PURCHASE

FANNIE MAE - 22.2%

Agency Coupons - 12.7%

4/3/00                           5.74% (a)                   $ 120,000,000                     $ 119,972,779

4/3/00                           6.12 (a)                     50,000,000                        49,991,281

4/10/00                          5.79 (a)                     125,000,000                       124,992,008

5/4/00                           5.92 (a)                     118,000,000                       117,975,820

5/5/00                           5.04                         50,000,000                        49,994,380

5/15/00                          5.88 (a)                     200,000,000                       199,895,313

5/19/00                          5.95                         108,000,000                       107,170,560

2/16/01                          6.48                         55,775,000                        55,719,723

3/1/01                           6.55                         53,000,000                        52,994,665

3/20/01                          6.49                         84,000,000                        83,974,897

                                                                                                962,681,426

Discount Notes - 9.5%

6/29/00                          6.14                         422,000,000                       415,688,851

8/10/00                          6.11                         100,000,000                       97,840,319

8/31/00                          6.13                         168,000,000                       163,779,467

9/14/00                          6.24                         50,000,000                        48,605,139

                                                                                                725,913,776

FEDERAL HOME LOAN BANK - 20.3%

Agency Coupons - 16.1%

4/3/00                           6.06 (a)                     200,000,000                       199,991,257

4/3/00                           6.13 (a)                     100,000,000                       99,964,129

4/4/00                           5.80 (a)                     125,000,000                       124,949,847

4/4/00                           5.84 (a)                     250,000,000                       249,912,628

4/5/00                           5.03                         25,000,000                        24,999,710

4/5/00                           6.42 (a)                     60,000,000                        59,982,590

4/17/00                          5.85 (a)                     125,000,000                       124,946,764

5/12/00                          5.87 (a)                     200,000,000                       199,980,956

6/14/00                          5.47                         27,000,000                        26,992,685

2/7/01                           6.48                         119,000,000                       118,774,500

                                                                                                1,230,495,066

Discount Notes - 4.2%

4/28/00                          5.76                         24,000,000                        23,899,200

5/24/00                          5.80                         69,000,000                        68,427,070

8/16/00                          6.10                         100,000,000                       97,743,306

8/16/00                          6.12                         87,000,000                        85,033,365

8/25/00                          6.12                         46,000,000                        44,891,860

                                                                                                319,994,801



DUE DATE                        ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                PURCHASE

FREDDIE MAC - 15.3%

Agency Coupons - 5.2%

4/10/00                          5.81% (a)                   $ 194,000,000                     $ 193,856,991

6/20/00                          5.94 (a)                     203,000,000                       202,817,661

                                                                                                396,674,652

Discount Notes - 10.1%

5/23/00                          6.03                         245,000,000                       243,005,836

5/30/00                          6.04                         250,000,000                       247,674,445

6/2/00                           5.40                         60,000,000                        59,470,933

6/13/00                          5.53                         25,000,000                        24,733,601

6/23/00                          5.50                         48,000,000                        47,421,213

7/5/00                           5.61                         31,000,000                        30,564,794

8/1/00                           5.73                         50,000,000                        49,081,611

2/7/01                           6.50                         75,000,000                        71,035,000

                                                                                                772,987,433

STUDENT LOAN MARKETING
ASSOCIATION - 1.5%

Agency Coupons - 1.5%

4/4/00                           6.54 (a)                     29,000,000                        28,995,087

4/4/00                           6.59 (a)                     60,000,000                        59,989,451

4/6/00                           6.49 (a)                     24,000,000                        23,999,194

                                                                                                112,983,732

TOTAL FEDERAL AGENCIES                                                          4,521,730,886



REPURCHASE AGREEMENTS - 47.1%

                               MATURITY AMOUNT

In a joint trading account:

(U.S. Government
Obligations) dated:

3/27/00 due 4/3/00  At 6.12%   $ 250,297,500                      250,000,000

3/31/00 due 4/3/00  At 6.25%    3,192,662,612                     3,191,000,000

REPURCHASE AGREEMENTS -
CONTINUED

                               MATURITY AMOUNT                   VALUE (NOTE 1)

In a joint trading account: -
continued

(U.S. Treasury Obligations)
dated 3/31/00 due 4/3/00 At:

6.08%                          $ 141,670,745                     $ 141,599,000

6.17%                           10,759,526                        10,754,000

TOTAL REPURCHASE AGREEMENTS                      3,593,353,000

TOTAL INVESTMENT  PORTFOLIO -                    8,115,083,886
106.4%

NET OTHER ASSETS - (6.4)%                        (485,538,347)

NET ASSETS - 100%                               $ 7,629,545,539


Total Cost for Income Tax Purposes $ 8,115,083,886

LEGEND

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

INCOME TAX INFORMATION

At March 31, 2000, the fund had a capital loss carryforward of approximately $902,000 of which $145,000, $746,000 and $11,000 will expire on March 31, 2002, 2003 and 2004, respectively. Of the loss carryforwards expiring in March 31, 2002 and 2003, $16,000 and $1,000, respectively, were acquired in the merger and are available to offset future capital gains of the fund to the extent provided by regulations (unaudited).

A total of 26.42% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax (unaudited). The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns.

GOVERNMENT PORTFOLIO

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                               MARCH 31, 2000

ASSETS

Investment in securities, at                   $ 8,115,083,886
value (including repurchase
agreements of
$3,593,353,000) -  See
accompanying schedule

Cash                                            857

Share transactions in process                   2,598,599

Interest receivable                             23,977,268

 TOTAL ASSETS                                   8,141,660,610

LIABILITIES

Payable for investments         $ 490,680,281
purchased

Distributions payable            19,524,604

Accrued management fee           1,032,640

Distribution fees payable        317,301

Other payables and  accrued      560,245
expenses

 TOTAL LIABILITIES                              512,115,071

NET ASSETS                                     $ 7,629,545,539

Net Assets consist of:

Paid in capital                                $ 7,630,447,994

Accumulated net realized gain                   (902,455)
(loss) on investments

NET ASSETS                                     $ 7,629,545,539

CLASS I: NET ASSET VALUE,                       $1.00
offering price   and
redemption price per share
 ($6,033,242,528 (divided
by)    6,033,496,724 shares)

CLASS II: NET ASSET VALUE,                      $1.00
offering price and
redemption price per share
($507,408,526 (divided by)
 507,429,905  shares)

CLASS III: NET ASSET VALUE,                     $1.00
offering price   and
redemption price per share
 ($1,088,894,485 (divided
by)    1,088,940,360 shares)

STATEMENT OF OPERATIONS
 YEAR ENDED MARCH 31, 2000

INTEREST INCOME                              $ 360,217,252

EXPENSES

Management fee                 $ 13,262,965

Transfer agent fees

 Class I                        1,304,685

 Class II                       137,237

 Class III                      301,881

Distribution fees

 Class II                       697,931

 Class III                      2,374,227

Accounting fees and expenses    537,428

Non-interested trustees'        21,394
compensation

Custodian fees and expenses     68,171

Registration fees               1,041,858

Audit                           38,775

Legal                           21,511

Miscellaneous                   11,578

 Total expenses before          19,819,641
reductions

 Expense reductions             (3,484,513)   16,335,128

NET INTEREST INCOME                           343,882,124

NET REALIZED GAIN (LOSS)   ON                 68,022
INVESTMENTS

NET INCREASE IN NET ASSETS                   $ 343,950,146
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET       YEAR ENDED MARCH 31, 2000  YEAR ENDED MARCH 31, 1999
ASSETS

Operations Net interest income   $ 343,882,124              $ 257,635,040

 Net realized gain (loss)         68,022                     26,737

 NET INCREASE (DECREASE) IN       343,950,146                257,661,777
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders
from net interest income:

  Class I                         (272,808,629)              (210,351,889)

  Class II                        (23,748,922)               (13,261,130)

  Class III                       (47,324,573)               (34,022,021)

 TOTAL DISTRIBUTIONS              (343,882,124)              (257,635,040)

Share transactions - net
increase (decrease) at net
asset value of $1.00 per
share:

  Class I                         1,136,381,651              1,368,411,434

  Class II                        87,724,687                 267,739,413

  Class III                       259,804,627                154,489,280

 TOTAL SHARE TRANSACTIONS         1,483,910,965              1,790,640,127

  TOTAL INCREASE (DECREASE)       1,483,978,987              1,790,666,864
IN NET ASSETS

NET ASSETS

 Beginning of period              6,145,566,552              4,354,899,688

 End of period                   $ 7,629,545,539            $ 6,145,566,552


FINANCIAL HIGHLIGHTS - CLASS I

YEARS ENDED MARCH 31,            2000         1999         1998         1997         1996

SELECTED PER-SHARE DATA,

Net asset value, beginning of    $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000
period

Income from Investment
Operations

Net interest income               .052         .052         .055         .052         .057

Less Distributions

From net interest income          (.052)       (.052)       (.055)       (.052)       (.057)

Net asset value, end of period   $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000

TOTAL RETURN A                    5.32%        5.31%        5.60%        5.37%        5.84%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 6,033,243  $ 4,896,805  $ 3,528,366  $ 2,810,717  $ 3,064,136
(000 omitted)

Ratio of expenses to average      .20% B       .20% B       .20% B       .20% B       .20% B
net assets

Ratio of net interest income      5.23%        5.18%        5.47%        5.25%        5.69%
to average net assets


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

B FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS II

YEARS ENDED MARCH 31,            2000       1999       1998       1997       1996 E

SELECTED PER-SHARE DATA,

Net asset value, beginning of    $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
period

Income from Investment
Operations

Net interest income               .050       .050       .053       .051       .021

Less Distributions

From net interest income          (.050)     (.050)     (.053)     (.051)     (.021)

Net asset value, end of period   $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN B, C                 5.17%      5.16%      5.45%      5.22%      2.16%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 507,409  $ 419,679  $ 151,951  $ 108,636  $ 102
(000 omitted)

Ratio of expenses to average      .35% D     .35% D     .35% D     .35% D     .35% A, D
net assets

Ratio of net interest income      5.10%      4.94%      5.32%      5.10%      5.33% A
to average net assets


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

E FOR THE PERIOD NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS II SHARES) TO MARCH 31, 1996.

FINANCIAL HIGHLIGHTS - CLASS III

YEARS ENDED MARCH 31,            2000         1999       1998       1997       1996

SELECTED PER-SHARE DATA,

Net asset value, beginning of    $ 1.000      $ 1.000    $ 1.000    $ 1.000    $ 1.000
period

Income from Investment
Operations

Net interest income               .049         .049       .052       .050       .054

Less Distributions

From net interest income          (.049)       (.049)     (.052)     (.050)     (.054)

Net asset value, end of period   $ 1.000      $ 1.000    $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN A                    5.06%        5.05%      5.34%      5.11%      5.58%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,088,894  $ 829,083  $ 674,582  $ 658,964  $ 194,489
(000 omitted)

Ratio of expenses to average      .45% B       .45% B     .45% B     .45% B     .45% B
net assets

Ratio of net interest income      4.98%        4.91%      5.21%      5.00%      5.30%
to average net assets


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

B FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

DOMESTIC PORTFOLIO

INVESTMENTS MARCH 31, 2000

Showing Percentage of Net Assets


CERTIFICATES OF DEPOSIT - 6.6%

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

DOMESTIC CERTIFICATES OF
DEPOSIT - 6.6%

Citibank, New York NA

4/17/00                           6.10%                       $ 130,000,000                     $ 130,000,000

First Union National Bank,
North Carolina

5/18/00                           6.00                         75,000,000                        75,000,000

5/30/00                           6.00                         50,000,000                        50,000,000

11/21/00                          6.48                         25,000,000                        25,000,000

Suntrust Bank

4/5/00                            5.90                         50,000,000                        50,000,000

U.S. Bank NA, Minnesota

4/3/00                            6.20 (b)                     75,000,000                        75,000,000

TOTAL CERTIFICATES OF DEPOSIT                                                    405,000,000

COMMERCIAL PAPER - 45.0%



Asset Securitization Coop.
Corp.

4/26/00                           6.08                         50,000,000                        49,789,931

Associates First Capital BV

5/18/00                           6.02                         50,000,000                        49,613,556

Baker Hughes, Inc.

4/3/00                            6.27                         85,000,000                        84,970,392

Bank of America Corp.

6/23/00                           6.20                         50,000,000                        49,296,806

9/11/00                           6.30                         50,000,000                        48,619,028

Centric Capital Corp.

4/3/00                            5.92                         15,000,000                        14,995,117

4/20/00                           6.08                         22,500,000                        22,428,156

6/5/00                            6.07                         29,300,000                        28,983,641

6/6/00                            6.07                         7,280,000                         7,200,187

Chase Manhattan Corp.

4/26/00                           6.03                         25,000,000                        24,898,438

Citibank Credit Card Master
Trust I (Dakota Certificate
Program)

4/5/00                            5.93                         50,000,000                        49,967,389

4/6/00                            5.93                         25,000,000                        24,979,618

4/18/00                           5.96                         25,000,000                        24,930,701

4/20/00                           5.96                         15,000,000                        14,953,529

5/3/00                            6.01                         75,000,000                        74,605,333

5/9/00                            6.06                         15,000,000                        14,905,000

5/12/00                           6.06                         5,000,000                         4,965,947

6/7/00                            6.10                         50,000,000                        49,440,736

6/8/00                            6.09                         50,000,000                        49,433,333

Citicorp

4/3/00                            5.90                         50,000,000                        49,983,694

Citigroup, Inc.

4/18/00                           6.11                         50,000,000                        49,856,444

Corporate Receivables Corp.

4/5/00                            5.93                         50,000,000                        49,967,389

4/13/00                           5.90                         25,000,000                        24,951,250

4/13/00                           5.94                         40,906,000                        40,825,961



DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

4/24/00                           5.95%                       $ 6,450,000                       $ 6,425,687

CXC, Inc.

4/6/00                            5.90                         50,000,000                        49,959,375

4/6/00                            5.99                         20,000,000                        19,983,417

4/17/00                           6.00                         25,000,000                        24,933,667

5/11/00                           5.98                         10,000,000                        9,934,333

Delaware Funding Corp.

4/6/00                            5.92                         88,580,000                        88,507,660

4/14/00                           5.91                         40,477,000                        40,391,492

Edison Asset Securitization LLC

4/19/00                           5.95                         27,691,000                        27,609,865

4/19/00                           6.00                         30,000,000                        29,910,600

4/25/00                           6.08                         36,441,000                        36,294,021

4/26/00                           5.97                         43,720,000                        43,540,869

5/18/00                           6.03                         50,000,000                        49,611,597

5/19/00                           6.03                         45,603,000                        45,241,216

5/22/00                           6.04                         50,000,000                        49,578,542

Falcon Asset Securitization
Corp.

4/17/00                           6.01                         55,000,000                        54,853,822

Fleet Funding Corp.

4/10/00                           5.95                         20,000,000                        19,970,400

4/17/00                           6.00                         35,301,000                        35,207,335

Ford Motor Credit Co.

4/7/00                            6.06                         90,000,000                        89,909,400

4/11/00                           6.05                         50,000,000                        49,916,250

GE Capital International
Funding, Inc.

6/20/00                           6.20                         25,000,000                        24,660,556

9/13/00                           6.34                         50,000,000                        48,592,917

General Electric Capital Corp.

4/20/00                           5.97                         25,000,000                        24,922,153

5/12/00                           6.09                         50,000,000                        49,672,292

General Electric Capital
Services, Inc.

5/8/00                            6.09                         100,000,000                       99,411,806

8/17/00                           6.28                         50,000,000                        48,836,583

General Motors Acceptance Corp.

5/11/00                           6.09                         100,000,000                       99,378,194

Goldman Sachs Group, Inc.

5/15/00                           6.00                         30,000,000                        29,783,300

6/14/00                           6.11                         25,000,000                        24,691,153

J.P. Morgan & Co., Inc.

4/14/00                           5.91                         50,000,000                        49,894,375

Kitty Hawk Funding Corp.

4/28/00                           6.04                         34,248,000                        34,093,884

8/11/00                           6.27                         10,000,000                        9,777,067

8/15/00                           6.27                         10,000,000                        9,770,311

Merrill Lynch & Co., Inc.

5/22/00                           6.02                         50,000,000                        49,579,958

Morgan Stanley Dean Witter &
Co.

4/13/00                           5.94                         120,000,000                       119,764,000

5/26/00                           6.04                         20,000,000                        19,818,194

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

National Rural Utility Coop.
Finance Corp.

9/13/00                           6.30%                       $ 25,000,000                      $ 24,301,042

New Center Asset Trust

4/3/00                            6.32                         125,000,000                       124,956,111

4/6/00                            5.91                         20,000,000                        19,983,722

4/24/00                           5.95                         25,000,000                        24,906,403

5/8/00                            6.13                         50,000,000                        49,687,556

5/15/00                           6.08                         22,000,000                        21,838,129

The Bear Stearns Companies,
Inc.

4/10/00                           5.93                         30,000,000                        29,955,975

4/17/00                           5.94                         20,000,000                        19,947,733

Triple-A One Funding Corp.

4/24/00                           5.96                         20,363,000                        20,286,243

TOTAL COMMERCIAL PAPER                                                           2,754,850,781

FEDERAL AGENCIES - 3.6%



FANNIE MAE - 1.5%

Agency Coupons - 0.5%

4/23/00                           5.95 (b)                     30,000,000                        29,995,918

Discount Notes - 1.0%

6/29/00                           6.14                         65,000,000                        64,027,799

                                                                                                 94,023,717

FEDERAL HOME LOAN BANK - 1.1%

Agency Coupons - 1.1%

4/4/00                            5.84 (b)                     65,000,000                        64,977,283

FREDDIE MAC - 1.0%

Discount Notes - 1.0%

2/1/01                            6.57                         41,000,000                        38,853,240

2/7/01                            6.50                         25,000,000                        23,678,333

                                                                                                 62,531,573

TOTAL FEDERAL AGENCIES                                                           221,532,573

U.S. TREASURY OBLIGATIONS -
4.2%



U.S. TREASURY BILLS - 4.2%

4/18/00                           6.00                         255,000,000       254,363,562

BANK NOTES - 8.8%



Bank of America NA

5/18/00                           6.00                         40,000,000                        40,000,000

6/21/00                           6.10                         50,000,000                        50,000,000

Bank One NA

7/26/00                           6.25                         20,000,000                        19,993,903

Bank One NA, Chicago

4/24/00                           6.00 (b)                     20,000,000                        19,989,973



DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

5/26/00                           6.00%                       $ 75,000,000                      $ 75,000,000

5/30/00                           6.00                         50,000,000                        50,000,000

7/19/00                           6.15                         25,000,000                        25,000,000

First National Bank, Chicago

4/3/00                            6.13 (b)                     70,000,000                        69,998,650

7/5/00                            5.80                         25,000,000                        24,996,887

7/12/00                           5.75                         20,000,000                        19,997,323

First Union National Bank,
North Carolina

4/4/00                            6.09 (b)                     15,000,000                        15,000,000

4/24/00                           6.09 (b)                     25,000,000                        25,000,000

4/26/00                           6.04 (b)                     12,000,000                        12,000,000

Fleet National Bank

4/3/00                            6.21 (b)                     25,000,000                        24,996,623

NationsBank NA

4/3/00                            6.15 (b)                     20,000,000                        19,999,898

US Bank NA, North Dakota

4/24/00                           6.05 (b)                     50,000,000                        49,992,470

TOTAL BANK NOTES                                                                 541,965,727

MEDIUM-TERM NOTES - 6.9%



Associates Corp. of North
America

6/23/00                           5.57                         25,000,000                        25,010,713

CIESCO LP

4/17/00                           5.98 (b)                     40,000,000                        39,997,694

CIT Group, Inc.

4/3/00                            6.20 (b)                     20,000,000                        19,997,498

4/3/00                            6.30 (b)                     20,000,000                        19,991,094

General Electric Capital Corp.

5/3/00                            6.04 (b)                     25,000,000                        25,000,000

General Motors Acceptance
Corp. Mortgage Credit

4/3/00                            5.98                         95,000,000                        94,968,598

5/2/00                            6.20                         95,000,000                        94,527,696

Merrill Lynch & Co., Inc.

5/3/00                            6.09 (b)                     50,000,000                        49,995,000

Morgan Stanley Dean Witter &
Co.

6/30/00                           6.30 (b)                     50,000,000                        49,996,970

TOTAL MEDIUM-TERM NOTES                                                          419,485,263

SHORT-TERM NOTES - 3.6%



GE Life & Annuity Assurance Co.

4/3/00                            6.01 (b)(c)                  28,000,000                        28,000,000

Jackson National Life
Insurance Co.

4/2/00                            6.16 (b)(c)                  10,000,000                        10,000,000

Monumental Life Insurance Co.

4/3/00                            6.05 (b)(c)                  10,000,000                        10,000,000

SHORT-TERM NOTES - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

Monumental Life Insurance Co.
- continued

4/3/00                            6.08% (b)(c)                $ 10,000,000                      $ 10,000,000

5/1/00                            6.21 (b)(c)                  35,000,000                        35,000,000

New York Life Insurance Co.

4/3/00                            6.28 (b)(c)                  5,000,000                         5,000,000

Pacific Life Insurance Co.

6/9/00                            6.22 (b)(c)                  3,000,000                         3,000,000

SMM Trust Series 1999 E,

4/5/00                            6.02 (a)(b)                  5,000,000                         5,000,000

Strategic Money Market Trust
Series 1999 A6,

4/13/00                           6.15 (a)(b)                  28,000,000                        28,000,000

Strategic Money Market Trust
Series 2000 B,

6/13/00                           6.15 (a)(b)                  20,000,000                        20,000,000

Travelers Insurance Co.

6/30/00                           6.40 (b)(c)                  65,000,000                        65,000,000

TOTAL SHORT-TERM NOTES                                                           219,000,000


MUNICIPAL SECURITIES - 0.8%

Greater Texas Student Ln.
Corp. Student  Ln. Rev.
Series 2000 A, 5.92%, LOC
Student  Ln. Marketing
Assoc., VRDN

4/3/00                      5.92 (b)   50,000,000   50,000,000


REPURCHASE AGREEMENTS - 33.1%

                               MATURITY AMOUNT

In a joint trading account:

(U.S. Government Obligations)  $ 770,416,014                      770,000,000
dated 3/31/00 due 4/3/00  At
6.48%

(U.S. Treasury Obligations)
dated 3/31/00 due 4/3/00 At:

6%                              188,352,129                       188,258,000

6.08%                           154,170,074                       154,092,000

With:

Goldman Sachs & Co. At 6.38%,   215,114,219                       215,000,000
dated 3/31/00 due 4/3/00
(Commercial Paper
Obligations) (principal
amount $220,708,000) 0% -
6.22%, 4/3/00 - 9/22/00

J.P. Morgan Securities At       200,107,167                       200,000,000
6.43%, dated 3/31/00 due
4/3/00 (Corporate
Obligations) (principal
amount $204,511,107) 6.9% -
9.375%, 3/15/21 - 5/15/38

Lehman Communication Paper At   300,161,500                       300,000,000
6.46%, dated 3/31/00 due
4/3/00 (Commercial Paper
Obligations) (principal
amount $306,001,000) 0% -
6.20%, 4/3/00 - 8/1/00



                               MATURITY AMOUNT                   VALUE (NOTE 1)

Merrill Lynch Pierce Fenner &  $ 100,053,833                     $ 100,000,000
Smith At 6.46%, dated
3/31/00 due 4/3/00
(Commercial Paper
Obligations) (principal
amount $105,684,000) 0%,
4/3/00 - 5/4/00

Salomon Smith Barney At         100,053,625                       100,000,000
6.44%, dated 3/31/00 due
4/3/00: (Corporate
Obligations) (principal
amount $109,119,000)  0% -
9.38%, 11/15/03 - 12/1/45

TOTAL REPURCHASE AGREEMENTS                      2,027,350,000

TOTAL INVESTMENT   PORTFOLIO                     6,893,547,906
- 112.6%

NET OTHER ASSETS - (12.6)%                       (773,962,273)

NET ASSETS - 100%                               $ 6,119,585,633


Total Cost for Income Tax Purposes $ 6,893,547,906

LEGEND

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $53,000,000 or 0.9% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                      ACQUISITION DATE  COST

GE Life & Annuity Assurance   4/8/99            $ 28,000,000
Co. 6.01%, 4/3/00

Jackson National Life         7/6/99            $ 10,000,000
Insurance Co. 6.16%, 4/2/00

Monumental Life Insurance     9/17/98           $ 10,000,000
Co.: 6.05%, 4/3/00

6.08%, 4/3/00                 3/12/99           $ 10,000,000

6.21%, 5/1/00                 1/28/00           $ 35,000,000

New York Life Insurance Co.   12/20/99          $ 5,000,000
6.28%, 4/3/00

Pacific Life Insurance Co.    8/31/99           $ 3,000,000
6.22%, 6/9/00

Travelers Insurance Co.       3/30/00           $ 65,000,000
6.40%, 6/30/00

INCOME TAX INFORMATION

At March 31, 2000, the fund had a capital loss carryforward of approximately $253,000 of which $6,000, $49,000, $32,000, $1,000 and
$165,000 will expire on March 31, 2002, 2003, 2005, 2006 and 2008, respectively.

A total of 1.80% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax (unaudited). The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns.

OTHER INFORMATION

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, restricted securities (excluding Rule 144A issues) amounted to $166,000,000 and 2.7% of net assets.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $15,316,375. The weighted average interest rate was 5.69%. Interest earned from the interfund lending program amounted to $19,366 and is included in interest income on the Statement of Operations.

DOMESTIC PORTFOLIO

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                              MARCH 31, 2000

ASSETS

Investment in securities, at                  $ 6,893,547,906
value (including repurchase
agreements of
$2,027,350,000) -  See
accompanying schedule

Receivable for investments                     89,778,750
sold

Interest receivable                            13,608,191

 TOTAL ASSETS                                  6,996,934,847

LIABILITIES

Payable to custodian bank       $ 26

Payable for investments          867,123,926
purchased

Share transactions in process    809,777

Distributions payable            7,200,470

Accrued management fee           1,004,118

Distribution fees payable        351,414

Other payables and  accrued      859,483
expenses

 TOTAL LIABILITIES                             877,349,214

NET ASSETS                                    $ 6,119,585,633

Net Assets consist of:

Paid in capital                               $ 6,119,839,445

Accumulated net realized gain                  (253,812)
(loss) on investments

NET ASSETS                                    $ 6,119,585,633

CLASS I NET ASSET VALUE,                       $1.00
offering price   and
redemption price per share
 ($4,362,301,045 (divided
by)    4,362,490,392 shares)

CLASS II: NET ASSET VALUE,                     $1.00
offering price   and
redemption price per share
($315,890,242 (divided by)
 315,903,954 shares)

CLASS III: NET ASSET VALUE,                    $1.00
offering price   and
redemption price per share
 ($1,441,394,346 (divided
by)    1,441,456,910 shares)

STATEMENT OF OPERATIONS

                                 YEAR ENDED MARCH 31, 2000

INTEREST INCOME                              $ 245,767,407

EXPENSES

Management fee                 $ 8,687,940

Transfer agent fees

 Class I                        836,739

 Class II                       85,417

 Class III                      229,319

Distribution fees

 Class II                       486,501

 Class III                      2,078,998

Accounting fees and expenses    369,551

Non-interested trustees'        12,821
compensation

Custodian fees and expenses     104,698

Registration fees               1,126,017

Audit                           27,681

Legal                           24,778

Miscellaneous                   6,390

 Total expenses before          14,076,850
reductions

 Expense reductions             (2,823,415)   11,253,435

NET INTEREST INCOME                           234,513,972

NET REALIZED GAIN (LOSS)   ON                 (165,714)
INVESTMENTS

NET INCREASE IN NET ASSETS                   $ 234,348,258
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET       YEAR ENDED MARCH 31, 2000  YEAR ENDED MARCH 31, 1999
ASSETS

Operations Net interest income   $ 234,513,972              $ 91,909,725

 Net realized gain (loss)         (165,714)                  41,042

 NET INCREASE (DECREASE) IN       234,348,258                91,950,767
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders
from net interest income:

  Class I                         (174,380,158)              (73,935,908)

  Class II                        (16,893,455)               (7,057,324)

  Class III                       (43,240,359)               (10,916,493)

 TOTAL DISTRIBUTIONS              (234,513,972)              (91,909,725)

Share transactions - net
increase (decrease) at net
asset value of $1.00 per
share:

  Class I                         2,132,513,496              777,527,539

   Net asset Value of             -                          281,496,359
Domestic Portfolio Class I
shares issued in exchange
for the net assets of Rated
Money     Market Portfolio
Class I

  Class II                        (8,754,446)                218,713,695

   Net asset Value of             -                          71,482,363
Domestic Portfolio Class II
shares issued in exchange
for the net assets of Rated
Money     Market Portfolio
Class II

  Class III                       844,063,969                395,616,253

   Net asset Value of             -                          128,465,120
Domestic Portfolio Class III
shares issued in exchange
for the net assets of Rated
Money     Market Portfolio
Class III

 TOTAL SHARE TRANSACTIONS         2,967,823,019              1,873,301,329

  TOTAL INCREASE (DECREASE)       2,967,657,305              1,873,342,371
IN NET ASSETS

NET ASSETS

 Beginning of period              3,151,928,328              1,278,585,957

 End of period                   $ 6,119,585,633            $ 3,151,928,328


FINANCIAL HIGHLIGHTS - CLASS I

YEARS ENDED MARCH 31,            2000         1999         1998         1997       1996

SELECTED PER-SHARE DATA,

Net asset value, beginning of    $ 1.000      $ 1.000      $ 1.000      $ 1.000    $ 1.000
period

Income from Investment
Operations

Net interest income               .053         .052         .055         .053       .057

Less Distributions

From net interest income          (.053)       (.052)       (.055)       (.053)     (.057)

Net asset value, end of period   $ 1.000      $ 1.000      $ 1.000      $ 1.000    $ 1.000

TOTAL RETURN A                    5.45%        5.37%        5.64%        5.40%      5.85%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 4,362,301  $ 2,229,906  $ 1,170,833  $ 919,554  $ 1,117,917
(000 omitted)

Ratio of expenses to average      .20% B       .20% B       .20% B       .20% B     .20% B
net assets

Ratio of net interest income      5.47%        5.17%        5.50%        5.26%      5.66%
to average net assets


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

B FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS II

YEARS ENDED MARCH 31,            2000       1999       1998      1997     1996 E

SELECTED PER-SHARE DATA,

Net asset value, beginning of    $ 1.000    $ 1.000    $ 1.000   $ 1.000  $ 1.000
period

Income from Investment
Operations

Net interest income               .052       .051       .054      .051     .021

Less Distributions

From net interest income          (.052)     (.051)     (.054)    (.051)   (.021)

Net asset value, end of period   $ 1.000    $ 1.000    $ 1.000   $ 1.000  $ 1.000

TOTAL RETURN B, C                 5.29%      5.22%      5.49%     5.24%    2.15%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 315,890  $ 324,648  $ 34,455  $ 4,235  $ 2,105
(000 omitted)

Ratio of expenses to average      .35% D     .35% D     .35% D    .35% D   .35% A, D
net assets

Ratio of net interest income      5.21%      4.92%      5.36%     5.10%    5.20% A
to average net assets


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

E FOR THE PERIOD NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS II SHARES) TO MARCH 31, 1996.

FINANCIAL HIGHLIGHTS - CLASS III

YEARS ENDED MARCH 31,            2000         1999       1998      1997       1996

SELECTED PER-SHARE DATA,

Net asset value, beginning of    $ 1.000      $ 1.000    $ 1.000   $ 1.000    $ 1.000
period

Income from Investment
Operations

Net interest income               .051         .050       .053      .050       .054

Less Distributions

From net interest income          (.051)       (.050)     (.053)    (.050)     (.054)

Net asset value, end of period   $ 1.000      $ 1.000    $ 1.000   $ 1.000    $ 1.000

TOTAL RETURN A                    5.19%        5.11%      5.38%     5.13%      5.56%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,441,394  $ 597,374  $ 73,298  $ 121,709  $ 47,396
(000 omitted)

Ratio of expenses to average      .45% B       .45% B     .45% B    .45% B     .47% B
net assets

Ratio of net interest income      5.20%        4.84%      5.26%     5.02%      5.40%
to average net assets


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

B FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

MONEY MARKET PORTFOLIO

INVESTMENTS MARCH 31, 2000

Showing Percentage of Net Assets

CERTIFICATES OF DEPOSIT - 18.7%

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

DOMESTIC CERTIFICATES OF
DEPOSIT - 2.1%

First National Bank, Chicago

6/5/00                            5.55%                       $ 50,000,000                      $ 49,996,583

First Union National Bank,
North Carolina

5/17/00                           6.00                         100,000,000                       100,000,000

5/20/00                           6.18 (c)                     75,000,000                        75,000,000

5/30/00                           6.00                         110,000,000                       110,000,000

                                                                                                 334,996,583

LONDON BRANCH, EURODOLLAR,
FOREIGN BANKS - 8.8%

Abbey National Treasury
Services PLC

11/9/00                           6.50                         75,000,000                        75,000,000

ABN-AMRO Bank NV

8/4/00                            6.25                         110,000,000                       110,002,020

Barclays Bank PLC

5/4/00                            6.09                         135,000,000                       135,000,000

5/8/00                            6.01                         95,000,000                        95,000,481

7/28/00                           5.80                         25,000,000                        25,000,000

Bayerische Hypo-und
Vereinsbank AG

6/13/00                           6.10                         150,000,000                       150,000,000

Deutsche Bank AG

6/28/00                           6.10                         69,000,000                        68,998,635

9/19/00                           6.40                         50,000,000                        49,976,964

Halifax PLC

5/22/00                           6.00                         100,000,000                       100,000,000

6/14/00                           6.10                         60,000,000                        59,995,374

6/26/00                           6.10                         75,000,000                        75,000,000

12/7/00                           6.43                         25,000,000                        25,000,000

12/18/00                          6.51                         75,000,000                        75,000,000

ING Bank NV

6/28/00                           6.11                         50,000,000                        50,000,000

11/8/00                           6.51                         100,000,000                       100,005,849

National Australia Bank Ltd.

11/30/00                          6.50                         50,000,000                        50,001,610

RaboBank Nederland Coop.
Central

12/18/00                          6.52                         47,000,000                        47,000,000

Westdeutsche Landesbank
Girozentrale

5/22/00                           6.00                         100,000,000                       99,997,623

                                                                                                 1,390,978,556

NEW YORK BRANCH, YANKEE
DOLLAR, FOREIGN BANKS - 7.8%

Banque Nationale de Paris

8/2/00                            5.85                         25,000,000                        24,995,969

Barclays Bank PLC

4/3/00                            6.13 (c)                     50,000,000                        49,999,033

4/3/00                            6.14 (c)                     75,000,000                        74,995,111

6/14/00                           5.66                         50,000,000                        49,995,141

Bayerische Hypo-und
Vereinsbank AG

4/25/00                           6.05 (c)                     100,000,000                       99,955,560

Deutsche Bank AG

4/3/00                            6.14 (c)                     100,000,000                       99,993,279

4/10/00                           5.90 (c)                     100,000,000                       99,948,979



DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

National Westminster Bank PLC

7/12/00                           5.75%                       $ 100,000,000                     $ 99,986,616

Norddeutsche Landesbank
Girozentrale

7/12/00                           5.76                         100,000,000                       99,986,617

2/8/01                            6.75                         40,000,000                        39,983,728

RaboBank Nederland Coop.
Central

7/5/00                            5.80                         50,000,000                        49,994,396

Royal Bank of Canada

4/3/00                            6.14 (c)                     65,000,000                        64,999,021

6/5/00                            5.55                         40,000,000                        39,997,266

Societe Generale

4/10/00                           5.94 (c)                     125,000,000                       124,938,025

4/20/00                           6.02 (c)                     50,000,000                        49,993,013

4/28/00                           6.13 (c)                     40,000,000                        39,975,102

Svenska Handelsbanken AB

6/12/00                           5.60                         50,000,000                        49,996,216

Westdeutsche Landesbank
Girozentrale

5/23/00                           6.03                         75,000,000                        75,000,000

                                                                                                 1,234,733,072

TOTAL CERTIFICATES OF DEPOSIT                                                    2,960,708,211

COMMERCIAL PAPER - 37.8%



Abbey National NA

6/27/00                           6.10                         40,000,000                        39,422,900

Aegon Funding Corp.

9/12/00                           6.38                         42,000,000                        40,817,560

Aspen Funding Corp.

6/26/00                           6.12                         65,000,000                        64,069,420

Bayerische Landesbank
Girozentrale

4/4/00                            5.91                         150,000,000                       149,926,875

Centric Capital Corp.

4/25/00                           6.08                         49,700,000                        49,499,543

Citibank Credit Card Master
Trust I (Dakota Certificate
Program)

5/8/00                            6.06                         25,000,000                        24,845,833

5/12/00                           6.06                         15,000,000                        14,897,842

Citicorp

4/13/00                           6.00                         50,000,000                        49,900,500

Corporate Receivables Corp.

4/13/00                           6.00                         50,000,000                        49,900,500

Cregem North America, Inc.

10/30/00                          6.50                         20,000,000                        19,269,778

11/29/00                          6.44                         150,000,000                       143,798,750

CXC, Inc.

4/4/00                            5.95                         30,000,000                        29,985,175

4/6/00                            5.91                         50,000,000                        49,959,167

4/17/00                           6.00                         50,000,000                        49,867,333

5/1/00                            6.06                         80,000,000                        79,599,333

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

CXC, Inc. - continued

5/4/00                            6.10%                       $ 50,000,000                      $ 49,722,708

Daimler-Chrysler North
America Holding Corp.

5/4/00                            6.01                         50,000,000                        49,728,667

Delaware Funding Corp.

4/24/00                           5.96                         56,700,000                        56,486,273

Den Danske Corp., Inc.

8/4/00                            6.25                         60,000,000                        58,737,500

Deutsche Bank Financial, Inc.

4/3/00                            5.93                         75,000,000                        74,975,542

Dexia CLF Finance Co.

4/26/00                           5.94                         60,000,000                        59,756,250

Edison Asset Securitization LLC

4/3/00                            5.90                         128,314,000                       128,272,298

4/6/00                            5.91                         10,053,000                        10,044,790

4/10/00                           5.93                         100,000,000                       99,852,500

4/10/00                           5.95                         53,589,000                        53,509,688

4/17/00                           5.91                         115,000,000                       114,701,000

4/18/00                           6.00                         80,000,000                        79,774,844

4/18/00                           6.05                         67,392,000                        67,200,420

4/24/00                           6.04                         74,491,000                        74,205,451

5/22/00                           6.03                         50,000,000                        49,578,542

5/22/00                           6.04                         56,284,000                        55,809,573

Enterprise Funding Corp.

4/17/00                           6.02                         58,126,000                        57,971,256

Falcon Asset Securitization
Corp.

4/3/00                            5.90                         78,020,000                        77,994,557

4/5/00                            5.90                         50,000,000                        49,967,500

4/6/00                            5.91                         50,000,000                        49,959,167

4/10/00                           5.94                         20,000,000                        19,970,500

4/11/00                           5.91                         15,000,000                        14,975,500

4/11/00                           5.95                         100,000,000                       99,835,556

4/17/00                           5.95                         65,000,000                        64,829,556

4/24/00                           6.11                         25,000,000                        24,902,889

5/1/00                            6.09                         75,000,000                        74,622,500

Fleet Funding Corp.

5/17/00                           6.10                         7,167,000                         7,111,687

GE Capital International
Funding, Inc.

6/20/00                           6.20                         65,000,000                        64,117,444

9/13/00                           6.34                         52,000,000                        50,536,633

General Electric Capital Corp.

5/17/00                           6.01                         200,000,000                       198,487,111

Goldman Sachs Group, Inc.

5/15/00                           6.00                         80,000,000                        79,422,133

6/14/00                           6.11                         150,000,000                       148,146,917

GTE Corp.

4/4/00                            5.93                         15,000,000                        14,992,625

4/24/00                           6.10                         52,000,000                        51,798,673

Heller Financial, Inc.

4/7/00                            5.97                         15,000,000                        14,985,150

4/11/00                           6.06                         30,000,000                        29,949,750



DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

4/17/00                           6.11%                       $ 10,000,000                      $ 9,972,978

4/25/00                           6.15                         15,000,000                        14,938,800

4/27/00                           6.18                         50,000,000                        49,777,917

Kitty Hawk Funding Corp.

4/18/00                           6.11                         80,272,000                        80,041,151

4/28/00                           6.12                         92,548,000                        92,125,287

8/15/00                           6.27                         49,457,000                        48,321,028

9/20/00                           6.41                         20,000,000                        19,406,600

MCI WorldCom, Inc.

4/3/00                            5.93                         20,000,000                        19,993,444

4/5/00                            6.00                         5,000,000                         4,996,683

4/12/00                           6.00                         10,000,000                        9,981,758

Merrill Lynch & Co., Inc.

6/5/00                            6.19                         100,000,000                       98,895,000

Morgan Stanley Dean Witter &
Co.

4/13/00                           5.94                         55,000,000                        54,891,833

4/24/00                           6.08                         50,000,000                        49,806,736

5/26/00                           6.04                         55,000,000                        54,500,035

New Center Asset Trust

5/15/00                           6.03                         35,000,000                        34,746,756

Newport Funding Corp.

4/11/00                           5.91                         50,000,000                        49,918,750

4/24/00                           6.11                         30,000,000                        29,883,467

6/21/00                           6.12                         50,000,000                        49,325,675

9/18/00                           6.35                         115,000,000                       111,660,208

Park Avenue Receivables Corp.

4/5/00                            5.90                         120,000,000                       119,921,733

PHH Corp.

5/1/00                            6.22                         45,000,000                        44,768,625

Preferred Receivables Funding
Corp.

4/6/00                            6.02                         46,735,000                        46,696,054

4/11/00                           5.93                         58,905,000                        58,808,625

4/17/00                           6.02                         225,000,000                       224,401,000

Salomon Smith Barney
Holdings, Inc.

4/26/00                           6.08                         25,000,000                        24,894,965

Societe Generale NA

5/22/00                           6.00                         100,000,000                       99,167,000

8/3/00                            6.25                         200,000,000                       195,825,333

12/26/00                          6.69                         40,000,000                        38,096,078

The Bear Stearns Companies,
Inc.

4/17/00                           5.94                         45,000,000                        44,882,400

Three Rivers Funding Corp.

4/10/00                           5.95                         70,000,000                        69,896,400

Triple-A One Funding Corp.

4/4/00                            5.90                         44,360,000                        44,338,301

4/19/00                           5.93                         100,000,000                       99,706,500

UBS Finance, Inc.

4/3/00                            6.32                         447,354,000                       447,197,115

Westdeutsche Landesbank
Girozentrale

5/24/00                           6.04                         100,000,000                       99,124,028

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

Windmill Funding Corp.

4/4/00                            5.90%                       $ 28,895,000                      $ 28,880,866

4/5/00                            5.90                         25,000,000                        24,983,694

4/10/00                           5.93                         25,000,000                        24,963,125

4/11/00                           5.93                         50,000,000                        49,918,056

4/18/00                           6.07                         66,325,000                        66,135,826

4/24/00                           6.06                         100,000,000                       99,615,389

4/25/00                           6.10                         25,000,000                        24,898,833

TOTAL COMMERCIAL PAPER                                                           5,992,997,711

FEDERAL AGENCIES - 3.1%



FREDDIE MAC - 3.1%

Discount Notes - 3.1%

4/4/00                            5.75                         500,000,000       499,761,456

BANK NOTES - 4.9%



Bank of America NA

5/18/00                           6.00                         160,000,000                       160,000,000

6/21/00                           6.10                         100,000,000                       100,000,000

Bank One NA, Chicago

4/19/00                           6.02 (c)                     50,000,000                        49,980,779

4/24/00                           6.00 (c)                     80,000,000                        79,959,891

5/30/00                           6.00                         60,000,000                        60,000,000

Comerica Bank, Detroit

4/13/00                           6.03 (c)                     63,000,000                        62,984,784

First Union National Bank,
North Carolina

4/4/00                            6.09 (c)                     75,000,000                        75,000,000

4/26/00                           6.04 (c)                     54,000,000                        54,000,000

Fleet National Bank

4/3/00                            6.28 (c)                     40,000,000                        39,982,151

NationsBank NA

4/3/00                            6.15 (c)                     90,000,000                        89,999,545

TOTAL BANK NOTES                                                                 771,907,150

MASTER NOTES - 0.7%



J.P. Morgan Securities, Inc.

4/7/00                            6.12 (c)                     120,000,000       120,000,000

MEDIUM-TERM NOTES - 4.8%



Abbey National Treasury
Services PLC

8/3/00                            5.85                         50,000,000                        49,991,872

AT&T Corp.

4/7/00                            5.99 (c)                     175,000,000                       175,000,000

Centex Home Mortgage LLC

4/20/00                           6.21 (a)(c)                  80,000,000                        80,000,000

CIESCO LP

4/17/00                           5.98 (c)                     50,000,000                        49,997,117



DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

Ford Motor Credit Co.

4/3/00                            6.20% (c)                   $ 50,000,000                      $ 50,000,000

5/23/00                           6.09 (c)                     100,000,000                       99,972,963

General Electric Capital Corp.

4/12/00                           5.98 (c)                     38,000,000                        38,000,000

5/12/00                           6.05 (c)                     43,000,000                        43,000,000

Merrill Lynch & Co., Inc.

5/3/00                            6.09 (b)(c)                  70,000,000                        69,993,000

Morgan Stanley Dean Witter &
Co.

6/30/00                           6.30 (c)                     100,000,000                       99,993,940

TOTAL MEDIUM-TERM NOTES                                                          755,948,892

SHORT-TERM NOTES - 4.2%



Jackson National Life
Insurance Co.

4/2/00                            6.16 (c)(d)                  47,000,000                        47,000,000

Monumental Life Insurance Co.

4/3/00                            6.05 (c)(d)                  36,000,000                        36,000,000

4/3/00                            6.08 (c)(d)                  55,000,000                        55,000,000

5/1/00                            6.21 (c)(d)                  95,000,000                        95,000,000

New York Life Insurance Co.

4/3/00                            6.28 (c)(d)                  39,000,000                        39,000,000

6/1/00                            6.22 (c)(d)                  37,000,000                        37,000,000

Pacific Life Insurance Co.

6/9/00                            6.22 (c)(d)                  37,000,000                        37,000,000

RACERS Series 1999 16MM,

4/3/00                            5.94 (a)(c)                  73,000,000                        73,000,000

SMM Trust Series 1999 E,

4/5/00                            6.02 (a)(c)                  28,000,000                        28,000,000

SMM Trust Series 1999 I,

5/26/00                           6.11 (a)(c)                  29,000,000                        29,000,000

Strategic Money Market Trust
Series 1999 A6,

4/13/00                           6.15 (a)(c)                  139,000,000                       139,000,000

Strategic Money Market Trust
Series 2000 B,

6/13/00                           6.15 (a)(c)                  57,000,000                        57,000,000

TOTAL SHORT-TERM NOTES                                                           672,000,000

TIME DEPOSITS - 17.3%



Barclays Bank PLC

4/3/00                            6.38                         150,000,000                       150,000,000

Bayerische Hypo-und
Vereinsbank AG

4/3/00                            6.38                         500,000,000                       500,000,000

Citibank, New York NA

4/3/00                            6.38                         140,000,000                       140,000,000

Credit Swiss First Boston Bank

4/3/00                            6.31                         500,000,000                       500,000,000

TIME DEPOSITS - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

National Westminster Bank PLC

4/3/00                            6.31%                       $ 250,000,000                     $ 250,000,000

Norddeutsche Landesbank
Girozentrale

4/3/00                            6.31                         350,000,000                       350,000,000

Norwest Bank NA, Minnesota

4/3/00                            6.31                         700,000,000                       700,000,000

Societe Generale

4/3/00                            6.31                         150,000,000                       150,000,000

TOTAL TIME DEPOSITS                                                              2,740,000,000



REPURCHASE AGREEMENTS - 9.7%

                               MATURITY AMOUNT

In a joint trading account
(U.S. Treasury Obligations)
dated 3/31/00 due 4/3/00 At:

6.17%                          $ 4,572,348                         4,570,000

6.27%                           374,556,663                        374,361,000

With:

Credit Suisse First Boston,     100,054,167                        100,000,000
Inc. At 6.5%, dated 3/31/00
due 4/3/00 (Commercial Paper
Obligations) (principal
amount $107,300,000) 0%,
4/3/00 - 9/5/00

Goldman Sachs & Co. At 6.38%,   560,297,500                        560,000,000
dated 3/31/00 due 4/3/00
(Commercial Paper
Obligations) (principal
amount $578,728,000) 0%,
4/10/00 - 9/28/00

J.P. Morgan Securities At       200,107,500                        200,000,000
6.45%, dated 3/31/00 due
4/3/00 (Commercial Paper
Obligations) (principal
amount $207,654,054) 0% -
6.42%, 6/15/00 - 9/28/00

Lehman Bros, Inc. At 6.4%,      300,160,000                        300,000,000
dated 3/31/00 due 4/3/00
(Corporate Obligations)
(principal amount
$380,650,198) 0% - 9.08%,
7/15/01 - 5/1/31

TOTAL REPURCHASE AGREEMENTS                      1,538,931,000

TOTAL INVESTMENT   PORTFOLIO                     16,052,254,420
- 101.2%

NET OTHER ASSETS - (1.2)%                        (186,181,381)

NET ASSETS - 100%                               $ 15,866,073,039


Total Cost for Income Tax Purposes $  16,052,254,420

LEGEND

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $406,000,000 or 2.6% of net assets.

(b) Security purchased on a delayed delivery or when-issued basis.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:

SECURITY                      ACQUISITION DATE   COST

Jackson National Life         7/6/99             $ 47,000,000
Insurance Co. 6.16%, 4/2/00

Monumental Life Insurance     7/31/98 - 9/17/98  $ 36,000,000
Co.: 6.05%, 4/3/00

6.08%, 4/3/00                 3/12/99            $ 55,000,000

6.21%, 5/1/00                 1/28/00            $ 95,000,000

New York Life Insurance Co.:  8/13/99            $ 37,000,000
6.22%, 6/1/00

6.28% 4/3/00                  12/20/99           $ 39,000,000

Pacific Life Insurance Co.    8/31/99            $ 37,000,000
6.22%, 6/9/00

INCOME TAX INFORMATION

At March 31, 2000, the fund had a capital loss carryforward of approximately $2,209,000 of which $317,000, $898,000, $547,000,
$245,000, $14,000, $180,000 and $8,000 will expire on March 31, 2001,
2002, 2003, 2004, 2005, 2006 and 2007, respectively.

OTHER INFORMATION

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, restricted securities (excluding Rule 144A issues) amounted to $346,000,000 and 2.2% of net assets.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $13,268,200. The weighted average interest rate was 5.26%. Interest earned from the interfund lending program amounted to $9,689 and is included in interest income on the Statement of Operations.

MONEY MARKET PORTFOLIO
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                MARCH 31, 2000

ASSETS

Investment in securities, at                   $ 16,052,254,420
value (including repurchase
agreements of
$1,538,931,000) -  See
accompanying schedule

Interest receivable                             58,348,338

Other receivables                               9,232

 TOTAL ASSETS                                   16,110,611,990

LIABILITIES

Payable for investments         $ 135,000,000
purchased Regular delivery

 Delayed delivery                69,993,000

Share transactions in process    7,063,577

Distributions payable            28,440,293

Accrued management fee           2,041,763

Distribution fees payable        167,115

Other payables and  accrued      1,833,203
expenses

 TOTAL LIABILITIES                              244,538,951

NET ASSETS                                     $ 15,866,073,039

Net Assets consist of:

Paid in capital                                $ 15,868,394,109

Accumulated net realized gain                   (2,321,070)
(loss) on investments

NET ASSETS                                     $ 15,866,073,039

CLASS I: NET ASSET VALUE,                       $1.00
offering price   and
redemption price per share
 ($14,983,657,648 (divided
by)    14,985,827,278 shares)

CLASS II: NET ASSET VALUE,                      $1.00
offering price and
redemption price per share
($199,550,850 (divided by)
199,579,745  shares)

CLASS III: NET ASSET VALUE,                     $1.00
offering price   and
redemption price per share
 ($682,864,541 (divided by)
 682,963,420  shares)

STATEMENT OF OPERATIONS

                                  YEAR ENDED MARCH 31, 2000

INTEREST INCOME                              $ 841,116,737

EXPENSES

Management fee                 $ 30,357,913

Transfer agent fees

 Class I                        3,362,473

 Class II                       45,871

 Class III                      183,393

Distribution fees

 Class II                       228,582

 Class III                      1,622,033

Accounting fees and expenses    870,428

Non-interested trustees'        48,785
compensation

Custodian fees and expenses     267,387

Registration fees               1,900,565

Audit                           67,927

Legal                           51,257

Miscellaneous                   25,807

 Total expenses before          39,032,421
reductions

 Expense reductions             (9,859,681)   29,172,740

NET INTEREST INCOME                           811,943,997

NET REALIZED GAIN (LOSS)   ON                 (93,341)
INVESTMENTS

NET INCREASE IN NET ASSETS                   $ 811,850,656
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET       YEAR ENDED MARCH 31, 2000  YEAR ENDED MARCH 31, 1999
ASSETS

Operations Net interest income   $ 811,943,997              $ 658,281,621

 Net realized gain (loss)         (93,341)                   46,094

 NET INCREASE (DECREASE) IN       811,850,656                658,327,715
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders
from net interest income:

  Class I                         (770,963,387)              (620,092,279)

  Class II                        (7,882,635)                (6,802,226)

  Class III                       (33,097,975)               (31,387,116)

 TOTAL DISTRIBUTIONS              (811,943,997)              (658,281,621)

Share transactions - net
increase (decrease) at net
asset value of $1.00 per
share:

  Class I                         2,215,659,788              3,384,051,137

  Class II                        109,824,473                3,745,773

  Class III                       30,345,612                 164,699,216

 TOTAL SHARE TRANSACTIONS         2,355,829,873              3,552,496,126

  TOTAL INCREASE (DECREASE)       2,355,736,532              3,552,542,220
IN NET ASSETS

NET ASSETS

 Beginning of period              13,510,336,507             9,957,794,287

 End of period                   $ 15,866,073,039           $ 13,510,336,507


FINANCIAL HIGHLIGHTS - CLASS I

YEARS ENDED MARCH 31,            2000          1999          1998         1997         1996

SELECTED PER-SHARE DATA,

Net asset value, beginning of    $ 1.000       $ 1.000       $ 1.000      $ 1.000      $ 1.000
period

Income from Investment
Operations

Net interest income               .053          .053          .055         .053         .057

Less Distributions

From net interest income          (.053)        (.053)        (.055)       (.053)       (.057)

Net asset value, end of period   $ 1.000       $ 1.000       $ 1.000      $ 1.000      $ 1.000

TOTAL RETURN A                    5.47%         5.40%         5.68%        5.43%        5.90%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 14,983,658  $ 12,768,085  $ 9,383,996  $ 8,714,137  $ 6,465,953
(000 omitted)

Ratio of expenses to average      .18% B        .18% B        .18% B       .18% B       .18% B
net assets

Ratio of net interest income      5.36%         5.24%         5.54%        5.31%        5.73%
to average net assets


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

B FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS II

YEARS ENDED MARCH 31,            2000       1999      1998      1997       1996 E

SELECTED PER-SHARE DATA,

Net asset value, beginning of    $ 1.000    $ 1.000   $ 1.000   $ 1.000    $ 1.000
period

Income from Investment
Operations

Net interest income               .052       .051      .054      .051       .022

Less Distributions

From net interest income          (.052)     (.051)    (.054)    (.051)     (.022)

Net asset value, end of period   $ 1.000    $ 1.000   $ 1.000   $ 1.000    $ 1.000

TOTAL RETURN B, C                 5.31%      5.24%     5.52%     5.27%      2.17%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 199,551  $ 89,741  $ 85,990  $ 167,583  $ 64,200
(000 omitted)

Ratio of expenses to average      .33% D     .33% D    .33% D    .33% D     .33% A, D
net assets

Ratio of net interest income      5.17%      5.13%     5.39%     5.16%      5.29% A
to average net assets


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

E FOR THE PERIOD NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS II SHARES) TO MARCH 31, 1996.

FINANCIAL HIGHLIGHTS - CLASS III

YEARS ENDED MARCH 31,            2000       1999       1998       1997       1996

SELECTED PER-SHARE DATA,

Net asset value, beginning of    $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
period

Income from Investment
Operations

Net interest income               .051       .050       .053       .050       .055

Less Distributions

From net interest income          (.051)     (.050)     (.053)     (.050)     (.055)

Net asset value, end of period   $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN A                    5.20%      5.14%      5.41%      5.17%      5.61%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 682,865  $ 652,511  $ 487,808  $ 444,048  $ 229,530
(000 omitted)

Ratio of expenses to average      .43% B     .43% B     .43% B     .43% B     .45% B
net assets

Ratio of net interest income      5.10%      4.98%      5.28%      5.06%      5.46%
to average net assets


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

B FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

TAX-EXEMPT PORTFOLIO

INVESTMENTS MARCH 31, 2000

Showing Percentage of Net Assets

MUNICIPAL SECURITIES - 103.5%

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

ALASKA - 0.9%

Alaska Hsg. Fin. Corp.:

Bonds Series 1999 B, 4%          $ 3,645,000                        $ 3,645,000
12/1/00 (MBIA Insured)

Participating VRDN:

Series FRRI 98 2, 4%              3,010,000                          3,010,000
(Liquidity Facility Bank of
New York NA) (b)(d)

Series FRRI 99 2, 4%              5,800,000                          5,800,000
(Liquidity Facility
Commerzbank AG) (b)(d)

Series Merlots 99 D, 4.05%        3,300,000                          3,300,000
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (b)(d)

Valdez Marine Term. Rev.
Rfdg. Bonds (Atlantic
Richfield Co. Proj.):

Series 1994 A, 3.65% tender       2,300,000                          2,300,000
4/12/00, CP mode

Series 1994 C, 3.6% tender        1,500,000                          1,500,000
4/11/00,  CP mode

                                                                     19,555,000

ALABAMA - 3.0%

Anniston Ind. Dev. Board          9,100,000                          9,100,000
(Monsanto Co. Proj.) Series
1992, 4.1%, VRDN (b)

Anniston Solid Waste Disp.        2,230,000                          2,230,000
Auth. (Monsanto Co. Proj.)
Series 1992, 4.1%, VRDN (b)

Birmingham Pub. Park &            9,200,000                          9,200,000
Recreation Board Rev.
(McWane Ctr. Proj.) Series
1997, 4%, LOC Amsouth Bank,
Birmingham, VRDN (b)

Decatur Ind. Dev. Board Poll.
Cont. Rev.:

(Monsanto Co. Proj.) Series       5,925,000                          5,925,000
1990, 4.1%, VRDN (b)

Rfdg. (Monsanto Co. Proj.):

Series 1992, 4.1%, VRDN (b)       3,500,000                          3,500,000

Series 1994, 4.1%, VRDN (b)       3,115,000                          3,115,000

Huntsville Ind. Dev. Board        1,000,000                          1,000,000
Rev. Rfdg. (PPG Industries,
Inc. Proj.) Series 1992,
3.95%, VRDN (b)

Jefferson County Swr. Rev.        10,200,000                         10,200,000
Participating VRDN Series PA
487R, 3.96% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (b)(d)

Mobile Ind. Dev. Board Poll.      12,000,000                         12,000,000
Cont. Rev. (Alabama Pwr. Co.
Proj.) Series C, 3.82%, VRDN
(b)

Tarrant City Ind. Dev. Board      2,300,000                          2,300,000
Rev. Rfdg. (Philip Morris
Co., Inc. Proj.) Series
1993, 4.05%, VRDN (b)

Tuscaloosa County Port Auth.      3,710,000                          3,710,000
Rev. (Capstone Hotel Ltd.
Proj.) Series 1989 A, 3.95%,
LOC Southtrust Bank NA, VRDN
(b)

                                                                     62,280,000



                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

ARKANSAS - 0.9%

Arkansas Hosp. Equip. Fin.       $ 2,900,000                        $ 2,900,000
Auth. (Arkansas Hosp. Assoc.
Pooled Fing. Prog.) Series
1998 A, 4%, LOC Bank of
America NA, VRDN (b)

Crossett Poll. Cont. Rev.         4,200,000                          4,200,000
(Georgia-Pacific Corp.
Proj.) 3.95%, LOC Suntrust
Bank, VRDN (b)

Pulaski County Health             12,200,000                         12,200,000
Facilities Board Rev.
(Catholic Health Initiatives
Proj.) Series 2000 B, 4.05%,
LOC Bank One NA, VRDN (b)

                                                                     19,300,000

ARIZONA - 1.5%

Maricopa County Poll. Cont.       2,250,000                          2,250,000
Rev. Bonds (Southern
California Edison Co. Proj.)
Series 1985 F, 3.65% tender
4/12/00, CP mode

Phoenix Ind. Dev. Auth.           18,000,000                         18,000,000
Multi-family Hsg. Rev. Rfdg.
(Paradise Lakes Apt. Proj.)
Series 1995, 4.05%, LOC Gen.
Elec. Cap. Corp., VRDN (b)

Pinal County Ind. Dev. Auth.      9,845,000                          9,845,000
Hosp. Rev. (Casa Grande Med.
Ctr. Proj.) Series 1995, 4%,
LOC Chase Manhattan Bank,
VRDN (b)

                                                                     30,095,000

CALIFORNIA - 0.9%

California Higher Ed. Student
Ln. Auth. Rev. Bonds:

Series 1987 A, 3.18%, tender      16,700,000                         16,700,000
5/1/00, LOC Nat'l.
Westminster Bank PLC

Series 1992 A2, 3.18%, tender     2,300,000                          2,298,563
4/1/00, LOC Student Ln.
Marketing Assoc.

                                                                     18,998,563

COLORADO - 0.6%

Colorado Springs Utils. Rev.      1,000,000                          1,000,000
Participating VRDN Series
FRRI 19, 4.05% (Liquidity
Facility Bank of New York
NA) (b)(d)

Denver City & County Arpt.
Rev. Participating VRDN:

Series 1997 Q, 4.05%              2,900,000                          2,900,000
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (b)(d)

Series FRRI 13, 4% (Liquidity     4,600,000                          4,600,000
Facility Bank of New York
NA) (b)(d)

Series MSDW 98 153, 3.98%         4,600,000                          4,600,000
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(b)(d)

                                                                     13,100,000

DISTRICT OF COLUMBIA - 0.9%

District of Columbia Gen.
Oblig. Participating VRDN:

Series Merlots 99 P, 4.05%        2,800,000                          2,800,000
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (b)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

DISTRICT OF COLUMBIA -
CONTINUED

District of Columbia Gen.
Oblig. Participating VRDN: -
continued

Series ROC 2 99 10, 3.96%        $ 3,965,000                        $ 3,965,000
(Liquidity Facility Toronto
Dominion Bank) (b)(d)

Series ROC 2 99 12, 3.96%         4,200,000                          4,200,000
(Liquidity Facility Salomon
Smith Barney Hldgs., Inc.)
(b)(d)

District of Columbia Rev.:

Bonds (The American Nat'l.        3,300,000                          3,300,000
Red Cross Issue Proj.)
Series 2000, 3.7% tender
4/13/00, LOC Bank One NA, CP
mode

(Nat'l. Academy of Sciences       3,500,000                          3,500,000
Proj.) Series 1999 C, 3.95%
(AMBAC Insured), VRDN (b)

                                                                     17,765,000

DELAWARE - 0.3%

Delaware Hsg. Auth.               6,110,000                          6,110,000
Participating VRDN Series PA
39, 3.96% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (b)(d)

FLORIDA - 5.4%

Brevard County School             3,500,000                          3,504,997
District TAN 4% 6/30/00

Broward County Fin. Auth.         1,620,000                          1,620,000
Multi-family Hsg. Rev. (Palm
Aire-Oxford Proj.) Series
1990, 4% (Continental
Casualty Co. Guaranteed),
VRDN (b)

Florida Board of Ed. Cap.         3,000,000                          3,000,000
Outlay Participating VRDN
Series PT 1223, 3.96%
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(d)

Florida Cap. Projects Fin.        20,000,000                         20,000,000
Auth. (Florida Hosp. Assoc.
Cap. Proj.) Series 1998 A,
3.9% (FSA Insured), VRDN (b)

Florida Hsg. Fin. Agcy.           1,500,000                          1,500,000
Multi-family Hsg. Rev. Rfdg.
(Brandon-Oxford Proj.)
Series 1990 C, 4%
(Continental Casualty Co.
Guaranteed), VRDN (b)

Florida Local Govt. Fin.          4,991,000                          4,991,000
Auth. Rev. Series A, 3.75%
4/12/00, LOC First Union
Nat'l. Bank, North Carolina,
CP

Indian River County Hosp.
District Hosp. Rev. Bonds:

Series 1988, 3.85% tender         2,000,000                          2,000,000
4/6/00, LOC Kredietbank, CP
mode

Series 1989, 3.85% tender         1,000,000                          1,000,000
4/6/00, LOC Kredietbank, CP
mode

Jacksonville Elec. Auth. Rev.:

Series A, 3.9% 4/7/00, CP         2,101,000                          2,101,000

Series C1, 3.75% 4/12/00, CP      6,000,000                          6,000,000

Series E, 3.9% 4/4/00, CP         2,400,000                          2,400,000

Jacksonville Gen. Oblig.          3,000,000                          3,000,000
3.65% 4/12/00, CP

Lee County Hosp. Board
Directors Hosp. Rev. Bonds
(Lee Memorial Hosp. Proj.):

Series 1985 D, 4.1% tender        7,500,000                          7,500,000
5/3/00,  CP mode



                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

Series 1997 B, 3.85% tender      $ 4,800,000                        $ 4,800,000
4/11/00, CP mode

Lee County Hsg. Fin. Auth.        5,100,000                          5,100,000
Multi-family Hsg. Rev. Rfdg.
(Forestwood Apts. Proj.)
3.9% (Fannie Mae
Guaranteed), VRDN (b)

Orange County Health
Facilities Auth. Rev.:

Participating VRDN Series PA      3,985,000                          3,985,000
95, 4.1% (Liquidity Facility
Merrill Lynch & Co., Inc.)
(b)(d)(e)

(SHCC Svcs., Inc. Proj.)          3,610,000                          3,610,000
Series 1992, 3.95%, LOC
Suntrust Bank, VRDN (b)

Saint Lucie County Poll.
Cont. Rev. Rfdg. Bonds
(Florida Pwr. & Lt. Co.
Proj.) Series 1994 A:

3.65% tender 4/13/00, CP mode     7,600,000                          7,600,000

3.8% tender 4/14/00, CP mode      3,500,000                          3,500,000

Sarasota County Pub. Hosp.
District Rev. Bonds
(Sarasota Memorial Hosp.
Proj.) Series A:

3.85% tender 4/7/00, CP mode      7,500,000                          7,500,000

4.15% tender 8/10/00, CP mode     7,000,000                          7,000,000

Tampa Sports Auth.                9,300,000                          9,300,000
Participating VRDN Series
SGA 61, 4% (Liquidity
Facility Societe Generale)
(b)(d)

                                                                     111,011,997

GEORGIA - 7.6%

Burke County Ind. Dev. Auth.
Poll. Cont. Rev. Bonds
(Georgia Pwr. Co. Plant
Vogtle Proj.):

Second Series 1995, 3.78%         4,200,000                          4,200,000
tender 4/25/00, CP mode

Series 1996, 3.75% tender         30,200,000                         30,200,000
4/24/00, CP mode

Clayton County Hsg. Auth.         7,215,000                          7,215,000
Multi-family Hsg. Rev. Rfdg.
(Partners LP Proj.) Series
1996, 4%, LOC Wachovia Bank
NA, VRDN (b)

Columbia County Elderly Auth.     6,670,000                          6,670,000
Residential Care Facilities
Rev. (Augusta Residential
Ctr. on Aging Proj.) 3.95%,
LOC Suntrust Bank, VRDN (b)

DeKalb County Dev. Auth. Rev.:

(BDS Oglethorpe Univ. Proj.)      5,515,000                          5,515,000
3.95%, LOC Suntrust Bank,
VRDN (b)

(Marist School, Inc. Proj.)       2,000,000                          2,000,000
Series 1999, 3.95%, LOC
Suntrust Bank, VRDN (b)

Georgia Gen. Oblig.
Participating VRDN:

Series 991002, 3.98%              8,400,000                          8,400,000
(Liquidity Facility
Citibank, New York NA) (b)(d)

Series ROC 2 R11, 3.96%           7,700,000                          7,700,000
(Liquidity Facility Salomon
Smith Barney Hldgs., Inc.)
(b)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

GEORGIA - CONTINUED

Georgia Muni. Elec. Auth.:

Bonds Series 1985 A, 3.8%        $ 14,650,000                       $ 14,650,000
tender 4/13/00, LOC
Landesbank Hessen-Thuringen,
CP mode

Participating VRDN Series         7,750,000                          7,750,000
FRRI A71, 4% (Liquidity
Facility Bayerische Hypo-und
Vereinsbank AG) (b)(d)

Series A:

3.8% 4/12/00, LOC Morgan          11,850,000                         11,850,000
Guaranty Trust Co., NY, LOC
Bayerische Landesbank
Girozentrale, CP

4.1% 5/1/00, LOC Morgan           9,850,000                          9,850,000
Guaranty Trust Co., NY, LOC
Bayerische Landesbank
Girozentrale, CP

Series B:

3.6% 4/5/00, LOC Morgan           1,200,000                          1,200,000
Guaranty Trust Co., NY, LOC
Bayerische Landesbank
Girozentrale, CP

4.1% 5/4/00, LOC Morgan           2,700,000                          2,700,000
Guaranty Trust Co., NY, LOC
Bayerische Landesbank
Girozentrale, CP

Gwinnett County Hsg. Auth.        3,000,000                          3,000,000
Multi-family Hsg. Rev. (Post
Apts. Homes Proj.) 3.9%
(Fannie Mae Guaranteed),
VRDN (b)

Henry County Dev. Auth. Rev.      2,000,000                          2,000,000
Rfdg. (Georgia-Pacific Corp.
Proj.) 3.95%, LOC Suntrust
Bank, VRDN (b)

Metro. Atlanta Rapid Transit      5,785,000                          5,785,000
Auth. Sales Tax Rev.
Participating VRDN Series
MSDW 00 227, 3.98%
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(b)(d)

Roswell Hsg. Auth.                5,200,000                          5,200,000
Multi-family Hsg. Rev.
(Autumnbrook Apts. Proj.)
Series 1991 A, 4.05%, LOC
Amsouth Bank, Birmingham,
VRDN (b)

South Georgia Hosp. Auth.         21,400,000                         21,400,000
Rev. (Alliance Cmnty. Hosp.
Proj.) Series 1999 A, 4%
(AMBAC Insured), VRDN (b)

                                                                     157,285,000

IOWA - 0.2%

Iowa Fin. Auth. Rev. (Wheaton     3,800,000                          3,800,000
Franciscan Svcs. Proj.)
Series 1998 B, 3.85% (MBIA
Insured), VRDN (b)

IDAHO - 0.3%

Caribou County Poll. Cont.
Rev. Rfdg. (Monsanto Co.
Proj.):

Series 1990, 4.1%, VRDN (b)       3,600,000                          3,600,000

Series 1994 A, 4.1%, VRDN (b)     3,000,000                          3,000,000

                                                                     6,600,000



                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

ILLINOIS - 8.4%

Chicago Board of Ed.             $ 9,000,000                        $ 9,000,000
Participating VRDN Series BA
96 BB, 4.06% (Liquidity
Facility Bank of America NA)
(b)(d)

Chicago Pub. Bldg. Cmnty.         1,695,000                          1,695,000
Bldg. Participating VRDN
Series PA 473, 3.96%
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(d)

Chicago Tax Increment Alloc.      11,400,000                         11,400,000
Rev. (Stockyards Southeast
Quad Proj.) Series 1996 B,
4%, LOC Northern Trust Co.,
Chicago, VRDN (b)

Glendale Heights                  1,330,000                          1,330,000
Participating VRDN Series PT
106, 3.99% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (b)(d)

Illinois Dev. Fin. Auth. Rev.:

(Adventist Health Sys. Proj.)     3,500,000                          3,500,000
Series A, 3.95% (MBIA
Insured), VRDN (b)

(AMR Pooled Fing. Prog.)          23,000,000                         23,000,000
Series A, 4% (Bank of
America NA Guaranteed), VRDN
(b)

(Local Govt. Fing. Prog.):

Series 1999 A, 4% (AMBAC          11,200,000                         11,200,000
Insured), VRDN (b)

Series 1999 B, 4% (AMBAC          5,400,000                          5,400,000
Insured), VRDN (b)

Illinois Edl. Facilities
Auth. Rev.:

Participating VRDN Series         4,250,000                          4,250,000
Merlots 97 U, 4.05%
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (b)(d)

(Art Institute of Chicago
Proj.):

Series 1992, 3.95% (BPA Bank      5,900,000                          5,900,000
of America NA), VRDN (b)

Series 1996, 3.95% (Liquidity     7,600,000                          7,600,000
Facility Bank of America
NA), VRDN (b)

(Field Museum of Natural          7,000,000                          7,000,000
History Proj.) Series 2000,
3.95%, LOC Bank One NA, VRDN
(b)

Illinois Gen. Oblig.
Participating VRDN:

Series MSDW 00 257, 3.98%         3,000,000                          3,000,000
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(b)(d)

Series MSDW 98 143, 3.98%         20,070,000                         20,070,000
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(b)(d)

Illinois Health Facilities
Auth. Rev.:

(Franciscan Eldercare &           3,150,000                          3,150,000
Cmnty. Svcs. Proj.) Series
1996 B, 3.9%, LOC LaSalle
Nat'l. Bank, Chicago, VRDN
(b)

(Little Co. of Mary Hosp.         18,905,000                         18,905,000
Proj.) Series 1997 B, 3.95%
(MBIA Insured), VRDN (b)

(Resurrection Health Care         15,250,000                         15,250,000
Proj.) Series B, 3.95% (FSA
Insured), VRDN (b)

Illinois Hsg. Dev. Auth.          3,700,000                          3,700,000
Homeowner Mtg. Rev. Bonds
Series E1, 3.55%, tender
7/27/00

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

ILLINOIS - CONTINUED

Illinois Hsg. Dev. Auth.         $ 1,000,000                        $ 1,000,000
Multi-family Hsg. Rev. Bonds
Series 1999 B1, 4.2%, tender
12/22/00

Illinois Reg'l. Trans. Auth.      17,500,000                         17,500,000
Participating VRDN Series SG
82, 3.96% (Liquidity
Facility Societe Generale)
(b)(d)

                                                                     173,850,000

INDIANA - 1.3%

Fort Wayne Econ. Dev. Rev.        3,950,000                          3,950,000
(Edy's Grand Ice Cream
Proj.) Series 1985, 4.025%,
LOC Bank of America NA, VRDN
(b)

Fort Wayne Poll. Cont. Rev.       3,300,000                          3,300,000
(Gen. Motors Corp. Proj.)
4%, VRDN (b)

Indiana Bond Bank TAN Series      9,000,000                          9,039,719
2000 A2, 4.75% 1/18/01, LOC
Bank of America NA

Indianapolis Local Pub. Impt.     3,600,000                          3,605,774
Bond Bank TAN Series F, 4.5%
7/10/00

Rockport Poll. Cont. Rev.         3,300,000                          3,300,000
Rfdg. (Indiana Michigan Pwr.
Co. Proj.) Series 1995B,
3.9% (AMBAC Insured) (BPA
Bank of New York NA), VRDN
(b)

Valparaiso Econ. Dev. Rev.        3,000,000                          3,000,000
(Indiana Retirement Cmnty.
Proj.) 4%, LOC Bank One,
Indiana NA, VRDN (b)

                                                                     26,195,493

KANSAS - 0.6%

Burlington Poll. Cont. Rev.       8,000,000                          8,000,000
Participating VRDN FRRI A15,
4% (Liquidity Facility Bank
of New York NA) (b)(d)

La Cygne Envir. Impt. Rev.        4,500,000                          4,500,000
Rfdg. (Kansas City Pwr. &
Lt. Co. Proj.) Series 1994,
4%, VRDN (b)

                                                                     12,500,000

KENTUCKY - 1.4%

Jefferson County Poll. Cont.
Rev.:

Bonds (Louisville Gas & Elec.     3,100,000                          3,100,000
Co. Proj.) Series 1996 A,
3.65% tender 4/10/00, CP mode

Rfdg. (Philip Morris Co.,         1,300,000                          1,300,000
Inc. Proj.) Series 1992,
4.05%, VRDN (b)

Jefferson County Retirement       3,500,000                          3,500,000
Home Rev. (Nazareth Library
Proj.) 3.98%, LOC Fifth
Third Bank, Cincinnati, VRDN
(b)

Kentucky Asset Liability          4,100,000                          4,100,000
Commission Gen. Fund Rev.
Bonds First Series, 3.85%
tender 4/10/00, CP mode

Kentucky Econ. Dev. Fin.          2,800,000                          2,800,000
Auth. Hosp. Facilities Rev.
(Baptist Health Care Proj.)
Series B, 3.85% (MBIA
Insured), VRDN (b)



                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

Louisville & Jefferson County    $ 3,880,000                        $ 3,880,000
Visitors & Convention
Commission Rev.
Participating VRDN Series PT
69, 3.96% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (b)(d)

Middletown Rev. (Christian        11,000,000                         11,000,000
Academy Proj.) Series 1997,
4%, LOC Bank One, Kentucky
NA, VRDN (b)

                                                                     29,680,000

LOUISIANA - 2.4%

Calcasieu Parish Ind. Dev.
Board Poll. Cont. Rev. Rfdg.:

(PPG Industries, Inc. Proj.)      3,400,000                          3,400,000
Series 1999, 4%, VRDN (b)

(PPG Industries Proj.) Series     10,000,000                         10,000,000
1992, 3.95%, VRDN (b)

Lafayette Econ. Dev. Auth.        3,750,000                          3,750,000
Ind. Dev. Rev. Rfdg. (Holt
County of Louisiana Proj.)
4.235%, LOC Chase Bank of
Texas NA, LOC Morgan
Guaranty Trust Co., NY, VRDN
(b)

Louisiana Gen. Oblig.             11,170,000                         11,170,000
Participating VRDN Series
MSDW 00 217, 3.98%
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(b)(d)

Lousiana Local Govt. Envir.       3,800,000                          3,800,000
Facilities Cmnty. Dev. Auth.
Rev.
(Shreveport/Independence
Proj.) 3.9% (MBIA Insured),
VRDN (b)

West Baton Rouge Parish Ind.
District #3 Rev. Rfdg. Bonds
(Dow Chemical Co. Proj.)
Series 1991:

3.85% tender 4/12/00, CP mode     14,200,000                         14,200,000

4.2% tender 9/14/00, CP mode      4,000,000                          4,000,000

                                                                     50,320,000

MASSACHUSETTS - 0.3%

Massachusetts Health & Edl.       2,835,000                          2,920,187
Facilities Auth. Rev. Bonds
(Emerson Hosp. Proj.) Series
C, 8% 7/1/18 (Pre-Refunded
to 7/1/00 @ 102) (c)

New England Ed. Ln. Marketing     4,000,000                          4,015,508
Corp. Massachusetts Student
Ln. Rev. Rfdg. Bonds Series
G, 5% 8/1/00

                                                                     6,935,695

MARYLAND - 1.2%

Baltimore County Metro.           3,700,000                          3,700,000
District 3.85% 4/10/00, CP

Baltimore Gen. Oblig. Rev.        4,500,000                          4,500,000
Rfdg. Participating VRDN
Series SGA 20, 3.98%
(Liquidity Facility Societe
Generale) (b)(d)

Montgomery County Gen. Oblig.     15,500,000                         15,500,000
Series 1995, 3.8% 4/13/00, CP

                                                                     23,700,000

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

MICHIGAN - 2.5%

Clinton Economic Dev. Corp.      $ 2,100,000                        $ 2,100,000
Rev. (Clinton Area Care Ctr.
Proj.) 3.96%, LOC Northern
Trust Co., Chicago, VRDN (b)

Detroit Swr. Disp. Rev.:

Participating VRDN Series SG      4,400,000                          4,400,000
133, 3.96% (Liquidity
Facility Societe Generale)
(b)(d)

Series 1998 A, 3.9% (MBIA         4,100,000                          4,100,000
Insured) (BPA Morgan
Guaranty Trust Co., NY),
VRDN (b)

Detroit Swr. Rev.                 2,900,000                          2,900,000
Participating VRDN Series BS
99 81, 3.98% (Liquidity
Facility The Bear Stearns
Companies, Inc.) (b)(d)

Detroit Wtr. Supply Sys. Rev.     2,000,000                          2,000,000
Participating VRDN Series
Merlots 00 D, 4.05%
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (b)(d)

Michigan Bldg. Auth. Rev.         1,700,000                          1,700,000
Series 2, 3.65% 4/27/00, LOC
Canadian Imperial Bank of
Commerce, CP

Michigan Hosp. Fin. Auth.         5,970,000                          5,970,000
Rev. Participating VRDN
Series BS 97 23, 3.98%
(Liquidity Facility The Bear
Stearns Companies, Inc.)
(b)(d)

Michigan Hsg. Dev. Auth.          3,600,000                          3,600,000
Rental Hsg. Rev. Series 1997
B, 3.9%, LOC Landesbank
Hessen-Thuringen, VRDN (b)

Michigan Muni. Bond Auth.
Rev. RAN:

Series B1, 4.25% 8/25/00          4,600,000                          4,611,500

Series B2, 4.25% 8/25/00, LOC     6,000,000                          6,015,696
Morgan Guaranty Trust Co., NY

Michigan Strategic Fund Ltd.      8,500,000                          8,500,000
Oblig. Rev. (Detroit Edison
Co. Proj.) 4%, LOC Barclays
Bank PLC, VRDN (b)

Michigan Strategic Fund Poll.     2,000,000                          2,000,000
Cont. Rev. Bonds (Dow
Chemical Co. Proj.) Series
1987, 3.65% tender 4/13/00,
CP mode

Wayne Charter County Arpt.        4,100,000                          4,100,000
Rev. Participating VRDN
Series SG 122, 3.96%
(Liquidity Facility Societe
Generale) (b)(d)

                                                                     51,997,196

MINNESOTA - 2.4%

Minnesota Hsg. Fin. Agcy.:

Bonds (Single Family Mtg.         2,800,000                          2,800,076
Prog.) Series G, 3.7%,
tender 6/29/00

Participating VRDN Series PT      9,440,000                          9,440,000
114, 3.96% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (b)(d)

Minnesota Rev. Bonds Series       7,000,000                          7,017,296
A, 5% 6/30/00 (AMBAC Insured)



                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

Minnetonka Multi-family Hsg.     $ 21,400,000                       $ 21,400,000
Rev. Rfdg. (Cliffs at
Ridgedale Proj.) Series
1995, 3.95% (Fannie Mae
Guaranteed), VRDN (b)

Rochester Health Care             9,700,000                          9,700,000
Facilities Rev. Bonds (Mayo
Foundation Proj.) Series
1985 C, 3.9%, tender 4/20/00
(c)

                                                                     50,357,372

MISSOURI - 1.0%

Kansas City Ind. Dev. Auth.       1,600,000                          1,600,000
(Ewing Marion Kauffman
Foundation Proj.) Series A,
4%, VRDN (b)

Missouri Health & Edl.            20,000,000                         20,000,000
Facilities Auth. Rev.
(Missouri Pooled Hosp. Ln.
Prog.) Series 1999 A, 4%
(CDC Fdg. Corp. Guaranteed),
VRDN (b)

                                                                     21,600,000

MISSISSIPPI - 0.3%

Mississippi Gen. Oblig.           5,300,000                          5,300,000
Participating VRDN Series
992401, 3.82% (Liquidity
Facility Citibank, New York
NA) (b)(d)

NORTH CAROLINA - 0.7%

North Carolina Edl.               5,405,000                          5,405,000
Facilities Fin. Agcy. Rev.
(Providence Day School
Proj.) Series 1999, 4%, LOC
Bank of America NA, VRDN (b)

North Carolina Gen. Oblig.
Participating VRDN:

Series MSDW 00 249, 3.96%         2,495,000                          2,495,000
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(b)(d)

Series MSDW 98 38, 3.96%          5,595,000                          5,595,000
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(b)(d)

                                                                     13,495,000

NEW JERSEY - 0.6%

Woodbridge Township Gen.          12,160,000                         12,178,921
Oblig. BAN 3.9% 7/28/00

NEW MEXICO - 0.2%

New Mexico Mtg. Fin. Auth.        5,055,000                          5,055,000
Bonds 3.95% 6/15/00

NEVADA - 0.2%

Nevada Gen. Oblig.                4,100,000                          4,100,000
Participating VRDN Series
FRRI 36, 4% (Liquidity
Facility Bank of New York
NA) (b)(d)

NON STATE SPECIFIC - 0.5%

Stephens Equity Trust I           11,000,000                         11,000,000
Participating VRDN Series
1996, 4.06%, LOC Bayerische
Hypo-und Vereinsbank AG
(b)(d)

NEW YORK - 7.3%

Board Coop. Edl. Services         1,900,000                          1,902,789
Sole Supervisory District
RAN 4.375% 6/29/00, LOC
Chase Manhattan Bank

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

NEW YORK - CONTINUED

Long Island Pwr. Auth. Elec.     $ 3,765,000                        $ 3,765,000
Sys. Rev. Participating VRDN
Series PA 544, 3.96%
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(d)

Nassau County Gen. Oblig. TAN     2,000,000                          2,006,056
4.75% 8/31/00, LOC First
Union Nat'l. Bank, North
Carolina

New York City Gen. Oblig.
Participating VRDN:

Series FRRI 99 A50, 4%            66,100,000                         66,099,997
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (b)(d)

Series FRRI 99 A51, 4%            5,000,000                          5,000,000
(Liquidity Facility Bank of
New York NA) (b)(d)

New York City Muni. Wtr. Fin.
Auth. Wtr. & Swr. Sys. Rev.:

Participating VRDN Series PT      5,000,000                          5,000,000
1032, 3.91% (Liquidity
Facility Bank of America NA)
(b)(d)

Series 1, 3.95% 4/4/00, LOC       7,300,000                          7,300,000
Commerzbank AG, LOC Toronto
Dominion Bank, CP

Series 4, 3.65% 4/27/00, LOC      28,500,000                         28,500,000
Westdeutsche Landesbank
Girozentrale, CP

New York City Transitional
Fin. Auth. Rev.
Participating VRDN:

Series FRRI 99 A46, 4%            11,000,000                         11,000,000
(Liquidity Facility Bank of
New York NA) (b)(d)

Series FRRI 99 A48, 4%            5,000,000                          5,000,000
(Liquidity Facility Bank of
New York NA) (b)(d)

Series Merlots 99 G, 4%           9,695,000                          9,695,000
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (b)(d)

New York State Envir.             4,995,000                          4,995,000
Facilities Corp. Poll. Cont.
Rev. Participating VRDN
Series PA 174, 3.96%, LOC
Merrill Lynch & Co., Inc.,
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(d)

                                                                     150,263,842

OHIO - 5.1%

Butler County Health              2,530,000                          2,530,000
Facilities Rev. (Knolls of
Oxford Proj.) Series 1999,
3.9%, LOC Firstar Bank NA,
VRDN (b)

Clinton County Hosp. Rev.
(Ohio Hosp. Cap., Inc.
Pooled Prog.):

Series 1998, 4%, LOC Fifth        10,800,000                         10,800,000
Third Bank, Cincinnati, VRDN
(b)

4%, LOC Nat'l. City Bank,         10,600,000                         10,600,000
VRDN (b)

Dublin Gen. Oblig. BAN 4.5%       3,000,000                          3,006,328
12/15/00

Franklin County Hosp. Rev.        5,380,000                          5,380,000
Rfdg. & Impt. (US Healthcare
Corp.) Series C, 3.9%, LOC
Morgan Guaranty Trust Co.,
NY, VRDN (b)

Lorain County Hosp. Rev.          3,200,000                          3,200,000
(Elyria United Methodist
Village Proj.) Series 1996
B, 3.97%, LOC Bank One NA,
VRDN (b)



                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

Lorain County Independent        $ 12,520,000                       $ 12,520,000
Living Facilities (Elyria
United Methodist Village
Proj.) 3.97%, LOC Bank One
NA, VRDN (b)

Marion County Hosp. Impt.         5,055,000                          5,055,000
Rev. (Pooled Lease Prog.)
Series 1990, 3.97%, LOC Bank
One NA, VRDN (b)

Ohio Air Quality Dev. Auth.       2,600,000                          2,600,000
Rev. Bonds (Cleveland Elec.
Co. Proj.) Series 1988 B,
3.85% tender 4/12/00 (FGIC
Insured), CP mode

Ohio Higher Edl. Facilities
Rev.:

(Pooled Fing. Prog.):

Series 1997, 4%, LOC Fifth        10,220,000                         10,220,000
Third Bank, Cincinnati, VRDN
(b)

Series 1999, 4%, LOC Fifth        10,000,000                         10,000,000
Third Bancorp, LOC Fifth
Third Bank, Cincinnati, VRDN
(b)

3.8% 4/10/00, CP                  3,000,000                          3,000,000

Ohio Pub. Facilities              3,750,000                          3,754,784
Commission Rev. Bonds
(Higher Ed. Cap. Facilities
Proj.) Series II A, 4.25%
12/1/00 (AMBAC Insured)

Ohio Spl. Oblig. Bonds Series     5,140,000                          5,184,897
B, 5.25% 12/1/00 (FSA
Insured)

Ohio Wtr. Dev. Auth. Poll.        8,955,000                          8,955,000
Cont. Facilities Rev. Rfdg.
Series 1999, 3.9% (AMBAC
Insured), VRDN (b)

Portage County Gen. Oblig. BAN:

(Nursing Home Impt. Proj.)        3,700,000                          3,711,104
4.4% 11/30/00

4.5% 11/30/00                     4,750,000                          4,759,760

                                                                     105,276,873

OKLAHOMA - 1.1%

Oklahoma City Ind. & Cultural
Facilities Bonds (SSM Health
Care Proj.) Series 1998 B:

3.65% tender 4/11/00 (MBIA        3,000,000                          3,000,000
Insured) (Liquidity Facility
Bank of America NA), CP mode

3.95% tender 4/4/00 (MBIA         3,440,000                          3,440,000
Insured) (Liquidity Facility
Bank of America NA), CP mode

Oklahoma Dev. Fin. Auth. Rev.
(Oklahoma Hosp. Assoc. Proj.):

Series 1999 A, 4% (CDC Fdg.       12,700,000                         12,700,000
Corp. Guaranteed), VRDN (b)

Series 2000 A, 4% (CDC Fdg.       3,300,000                          3,300,000
Corp. Guaranteed), VRDN (b)

                                                                     22,440,000

OREGON - 0.6%

Oregon Gen. Oblig. Veterans       7,000,000                          7,000,000
Welfare RAN Series 1979 B,
4.3% 4/1/01 (a)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

OREGON - CONTINUED

Oregon Health Hsg. Edl. &        $ 3,400,000                        $ 3,400,000
Cultural Facilities Auth.
(Hillside Manor Proj.)
Series 2000 A, 3.96%, LOC
Bank One, Arizona NA, VRDN
(b)

Oregon Hsg. & Cmnty.              2,000,000                          2,000,000
Services. Dept. Bonds Series
2000 C, 4.25% 3/29/01

                                                                     12,400,000

PENNSYLVANIA - 7.8%

Allegheny County Hosp. Dev.       4,770,000                          4,770,000
Auth. Participating VRDN
Series MSDW 00 201, 3.96%
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(b)(d)

Allegheny County Ind. Dev.        5,700,000                          5,700,000
Auth. Rev. Rfdg. (Duquesne
Lt. Co. Proj.) Series 1999
A, 4% (AMBAC Insured), VRDN
(b)

Allegheny County Port Auth.       5,000,000                          5,006,442
RAN 4% 6/30/00, LOC PNC Bank
NA

Dallastown Area School            1,600,000                          1,600,000
District York County Series
1998, 3.94% (FGIC Insured)
(BPA FGIC-SPI), VRDN (b)

Dauphin County Gen. Auth.         24,930,000                         24,930,000
Rev. (All-Health Pooled
Fing. Prog.) Series 1997 B,
4% (FSA Insured) (BPA Cr.
Swiss First Boston Bank),
VRDN (b)

Delaware County Auth. Hosp.       4,765,000                          4,765,000
Rev. (Crozer-Chester Med.
Ctr. Proj.) Series 1996,
3.82%, LOC Kredietbank, VRDN
(b)

Emmaus Gen. Auth. Rev.            32,300,000                         32,300,000
(Pennsylvania Ln. Prog.)
Series 2000, 4% (FSA
Insured), VRDN (b)

Lancaster Higher Ed. Auth.        14,780,000                         14,780,000
College Rev. (Franklin &
Marshall College Proj.)
3.96% (BPA Chase Manhattan
Bank), VRDN (b)

Lehigh County Ind. Dev. Auth.     2,740,000                          2,740,000
Rev. (The Keebler Co. Proj.)
Series 1992, 4.05%, LOC Bank
of Nova Scotia, VRDN (b)

Montgomery County Ind. Dev.       6,120,000                          6,120,000
Auth. Rev. (Gaudenzia
Foundation, Inc. Proj.) 4%,
LOC PNC Bank NA, VRDN (b)

New Garden Gen. Auth. Muni.       6,400,000                          6,400,000
Rev. (Muni. Pooled Fin.
Prog.) Series 1999, 3.88%
(AMBAC Insured), VRDN (b)

Pennsylvania                      12,655,000                         12,655,000
Intergovernmental Coop.
Auth. Spl. Tax Rev.
Participating VRDN Series PT
339, 3.96% (Liquidity
Facility Bayerische Hypo-und
Vereinsbank AG) (b)(d)

Philadelphia Gen. Oblig. TRAN     3,500,000                          3,506,248
Series 1999 2000 A, 4.25%
6/30/00

Philadelphia Ind. Dev. Rev.       2,100,000                          2,100,000
(Cliveden-Maplewood
Convalescent Ctr., Inc.
Proj.) Series 1999, 4%, LOC
PNC Bank NA, VRDN (b)

Philadelphia School District      10,200,000                         10,213,343
TRAN Series A, 4% 6/30/00,
LOC First Union Nat'l. Bank,
North Carolina



                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

Philadelphia Wtr. & Swr. Rev.    $ 2,000,000                        $ 2,000,000
Participating VRDN Series
1997 Q, 3.96% (Liquidity
Facility Caisse des Depots
et Consignations) (b)(d)

Quakertown Hosp. Auth. Hosp.      10,600,000                         10,600,000
Rev. (Pooled Fing. Prog.)
Series 1985 A, 4%, LOC PNC
Bank NA, VRDN (b)

Scranton-Lackawanna Health &      4,450,000                          4,450,000
Welfare Auth. Rev. (Elan
Gardens Proj.) Series 1996,
4.1%, LOC PNC Bank NA, VRDN
(b)

York Gen. Auth. Pooled Fing.      7,530,000                          7,530,000
Rev. (City of Reading Proj.)
Series 1996 A, 3.9% (AMBAC
Insured), VRDN (b)

                                                                     162,166,033

RHODE ISLAND - 0.3%

Rhode Island Gen. Oblig. 3.8%     5,400,000                          5,400,000
(Liquidity Facility
Landesbank
Hessen-Thuringen), VRDN (b)

Rhode Island Health & Ed.         1,370,000                          1,370,000
Bldg. Corp. Rev. (Providence
Country Day School Proj.)
Series 1996, 4%, LOC Fleet
Nat'l. Bank, VRDN (b)

                                                                     6,770,000

SOUTH CAROLINA - 2.0%

Berkeley County Poll. Cont.       3,700,000                          3,700,000
Facilities Rev. (Alumax,
Inc. Proj.) 3.96% (Alcoa,
Inc. Guaranteed), VRDN (b)

Piedmont Muni. Pwr. Agcy.         8,900,000                          8,900,000
Elec. Rev. (BPA Cr. Suisse
Proj.) Series 1997 C, 3.9%
(MBIA Insured) (BPA Cr.
Swiss First Boston Bank),
VRDN (b)

South Carolina Hsg. Fin. &
Hsg. Dev. Auth. Multi-family
Rev. Rfdg.:

(Charleston Oxford Proj.)         10,180,000                         10,180,000
Series 1990 B, 4%
(Continental Casualty Co.
Guaranteed), VRDN (b)

(Greenville Oxford Proj.)         4,855,000                          4,855,000
Series 1990 A, 4%
(Continental Casualty Co.
Guaranteed), VRDN (b)

(Richland Oxford Proj.)           5,130,000                          5,130,000
Series 1990 C, 4%
(Continental Casualty Co.
Guaranteed), VRDN (b)

South Carolina Pub. Svc.          2,700,000                          2,700,000
Auth. Rev. 4.1% 9/14/00, CP

South Carolina Trans.             6,090,000                          6,090,000
Infrastructure Bank Rev.
Participating VRDN Series
MSDW 98 75, 3.98% (b)(d)

                                                                     41,555,000

TENNESSEE - 5.1%

Chattanooga Health Ed. & Hsg.     9,000,000                          9,000,000
(McCallie School Proj.)
Series 1998, 3.95%, LOC
Suntrust Bank, VRDN (b)

Clarksville Pub. Bldg. Auth.      5,700,000                          5,700,000
(City of Murfreesboro Ln.
Prog.) 4%, LOC Bank of
America NA, VRDN (b)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

TENNESSEE - CONTINUED

Jackson Health & Hsg.            $ 3,485,000                        $ 3,485,000
Facilities Board
Multi-family Hsg. Rev. Rfdg.
(Post House North Apts.
Proj.) 4.05%, LOC Southtrust
Bank NA, VRDN (b)

Knox County Health & Ed. Hsg.     16,500,000                         16,500,000
Facilities Board Rev.
(Pooled Hosp. Ln. Prog.)
Series 1999 A, 4% (CDC Fdg.
Corp. Guaranteed), VRDN (b)

Memphis Gen. Oblig.               30,000                             30,000
Participating VRDN Series
SGB 23, 3.96% (Liquidity
Facility Societe Generale)
(b)(d)

Metro. Govt. Nashville &          5,510,000                          5,510,000
Davidson County Health &
Edl. Facilities Board Rev.
(Adventist/Sunbelt Proj.)
Series 1996 A, 3.95%, LOC
Suntrust Bank, VRDN (b)

Metro. Govt. of Nashville &       2,100,000                          2,100,000
Davidson County
Participating VRDN Series
SGA 11, 3.98% (Liquidity
Facility Societe Generale)
(b)(d)

Sevier County Pub. Bldg.
Auth. Rev.:

Series IV B5, 4% (FSA             10,000,000                         10,000,000
Insured), VRDN (b)

Series IV C2, 4% (FSA             10,000,000                         10,000,000
Insured), VRDN (b)

Shelby County Gen. Oblig.:

Series 1999 A:

3.7% 4/14/00, CP                  5,800,000                          5,800,000

3.9% 4/3/00, CP                   5,000,000                          5,000,000

TAN Series B, 4.25% 6/30/00       29,500,000                         29,537,416

Tusculum Health Ed. & Hsg.        2,000,000                          2,000,000
Facilities Rev. (Tusculum
College Proj.) Series 1998,
3.95%, LOC Suntrust Bank,
VRDN (b)

                                                                     104,662,416

TEXAS - 14.7%

Austin Combined Util. Sys.
Rev.:

Participating VRDN Series         4,000,000                          4,000,000
1998 V, 3.96% (Liquidity
Facility Bank of America NA)
(b)(d)

Series A, 3.95% 4/4/00, LOC       2,100,000                          2,100,000
Morgan Guaranty Trust Co.,
NY, CP

Austin Hsg. Fin. Corp.            6,000,000                          6,000,000
Multi-family Hsg. Rev.
(Riverchase Proj.) Series
1985 A, 3.92%, LOC Household
Fin. Corp., VRDN (b)

Austin Independent School         4,800,000                          4,800,000
District Variable Rate TRAN
4.592% 8/31/00 (b)(e)

Bexar County Health               6,400,000                          6,400,000
Facilities Dev. Corp. Rev.
(Warm Springs Rehabilitation
Proj.) Series 1997, 3.9%,
LOC Chase Bank of Texas NA,
VRDN (b)

Bexar County Hsg. Fin. Auth.      3,000,000                          3,000,000
Multi-family Rev.
(Fountainhead Apts. Proj.)
3.9% (Fannie Mae
Guaranteed), VRDN (b)



                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

Brazos River Hbr. Navigation     $ 2,550,000                        $ 2,550,000
District of Brazoria County
Poll. Cont. Rev. Bonds (Dow
Chemical Co. Proj.) 3.65%
tender 4/11/00, CP mode

Brazos River Hbr. Navigation
District of Brazoria County
Rev. Bonds (Dow Chemical Co.
Proj.) Series 1991:

3.65% tender 4/7/00, CP mode      2,900,000                          2,900,000

3.85% tender 4/12/00, CP mode     6,900,000                          6,900,000

Coastal Wtr. Auth.                12,000,000                         12,000,000
Participating VRDN Series
1997 J Class A, 3.96%
(Liquidity Facility Caisse
des Depots et Consignations)
(b)(d)

Colorado River Muni. Wtr.         680,000                            680,000
District Rev. Participating
VRDN Series PA 187, 3.96%
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(d)

Comal County Health               5,200,000                          5,200,000
Facilities Dev. Rev.
(McKenna Memorial Health
Sys. Proj.) 3.9%, LOC Chase
Bank of Texas NA, VRDN (b)

Dallas Area Rapid Transit
Sales Tax Rev.:

Series A, 3.65% 4/14/00, LOC      3,400,000                          3,400,000
Bayerische Landesbank
Girozentrale, LOC
Westdeutsche Landesbank
Girozentrale, CP

Series B, 3.7% 4/10/00, LOC       2,400,000                          2,400,000
Bayerische Landesbank
Girozentrale, LOC
Westdeutsche Landesbank
Girozentrale, CP

Series C, 3.85% 4/13/00, LOC      4,000,000                          4,000,000
Bayerische Landesbank
Girozentrale, LOC
Westdeutsche Landesbank
Girozentrale, CP

Denton Util. Sys. Rev. Rfdg.      8,000,000                          8,000,000
Participating VRDN Series
SGA 32, 3.98% (Liquidity
Facility Societe Generale)
(b)(d)

Farmers Branch Ind. Dev.          3,700,000                          3,700,000
Corp. Rev. Rfdg. (PPG Ind.,
Inc. Proj.) Series 1992,
3.95%, VRDN (b)

Granbury Independent School       4,815,000                          4,815,000
District Participating VRDN
Series SB 129, 3.96%
(Liquidity Facility Societe
Generale) (b)(d)

Grapevine-Colleyville             6,575,000                          6,575,000
Independent School District
Rfdg. Participating VRDN
Series SG 69, 3.96%
(Liquidity Facility Societe
Generale) (b)(d)

Greater East Texas Higher Ed.     10,200,000                         10,200,000
Auth. Student Ln. Rev. Rfdg.
Bonds Series 1992 A, 3.8%,
tender 9/1/00, LOC Student
Ln. Marketing Assoc.

Harris County Cultural Ed.        5,500,000                          5,500,000
Facilities Fin. Corp. Rev.
(Houston Music Hall-Hobby
Ctr. Proj.) Series 1999,
3.9%, LOC Chase Bank of
Texas NA, VRDN (b)

Harris County Gen. Oblig.:

Participating VRDN Series SG      2,400,000                          2,400,000
96, 3.96% (Liquidity
Facility Societe Generale)
(b)(d)

Series D, 3.65% 4/12/00, CP       2,204,000                          2,204,000

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

TEXAS - CONTINUED

Harris County Health             $ 30,500,000                       $ 30,500,000
Facilities Dev. Corp. Hosp.
Rev. (Children's Hosp.
Proj.) Series 1999 B1, 3.95%
(MBIA Insured), VRDN (b)

Harris County Health              4,700,000                          4,700,000
Facilities Dev. Corp. Spl.
Facilities Rev. (Texas Med.
Ctr. Proj.) Series 1999 B,
3.9% (FSA Insured), VRDN (b)

Houston Gen. Oblig. Series B,     2,200,000                          2,200,000
3.7% 4/13/00, CP

Houston Hsg. Fin. Corp. Rfdg.     9,685,000                          9,685,000
Participating VRDN Series PT
1, 3.96% (Liquidity Facility
Banque Nationale de Paris)
(b)(d)

Houston Wtr. & Swr. Sys. Rev.:

Participating VRDN Series         9,000,000                          9,000,000
FRRI 32, 4% (Liquidity
Facility Bank of New York
NA) (b)(d)

Series A, 3.85% 4/5/00, CP        3,700,000                          3,700,000

Hurst Euless Bedford              6,000,000                          6,000,000
Independent School District
Rfdg. Participating VRDN
Series SG 98, 3.96%
(Liquidity Facility Societe
Generale) (b)(d)

Lower Colorado River Auth.
Tax Rev. Participating VRDN:

Series MSDW 98 185, 3.98%         2,500,000                          2,500,000
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(b)(d)

Series PA 575, 3.96%              7,495,000                          7,495,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(d)

Series PA 590R, 3.96%             2,400,000                          2,400,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(d)

Plano Health Facilities Dev.
Corp. Hosp. Rev. Bonds
(Childrens & Presbyterian
Health Care Ctr. Proj.):

3.85% tender 4/10/00 (MBIA        2,500,000                          2,500,000
Insured) (BPA Chase Bank of
Texas NA), CP mode

3.85% tender 4/11/00 (MBIA        2,900,000                          2,900,000
Insured) (BPA Chase Bank of
Texas NA), CP mode

San Antonio Elec. & Gas Rev.
Participating VRDN:

Series MSDW 98 76, 3.98%          8,795,000                          8,795,000
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(b)(d)

Series MSDW 98 77, 3.98%          6,150,000                          6,150,000
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(b)(d)

Series SG 105, 3.96%              30,100,000                         30,100,000
(Liquidity Facility Societe
Generale) (b)(d)

Series SG 107, 3.96%              9,880,000                          9,880,000
(Liquidity Facility Societe
Generale) (b)(d)

San Antonio Hotel Occupancy       2,100,000                          2,100,000
Tax Rev. Participating VRDN
Series SG 51, 3.96%
(Liquidity Facility Societe
Generale) (b)(d)



                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

Texas Dept. Hsg. & Cmnty.        $ 1,460,000                        $ 1,460,000
Affairs Mtg. Rev.
Participating VRDN Series PT
9, 3.96% (Liquidity Facility
Merrill  Lynch & Co., Inc.)
(b)(d)

Texas Dept. Hsg. & Cmnty.         2,402,000                          2,402,000
Affairs Single Family Mtg.
Participating VRDN Series PA
126, 3.99% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (b)(d)

Texas Gen. Oblig. TRAN Series     26,700,000                         26,762,098
1999 A, 4.5% 8/31/00

Texas Pub. Fin. Auth. Rev.        2,000,000                          2,000,000
Series B, 3.65% 4/14/00, CP

Texas Wtr. Dev. Board Rev.
Participating VRDN:

Series FRRI A69, 4%               3,100,000                          3,100,000
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (b)(d)

Series SGA 23, 3.98%              1,900,000                          1,900,000
(Liquidity Facility Societe
Generale) (b)(d)

Univ. of Texas Permanent          4,000,000                          4,000,000
Univ. Fund Bonds Series A,
3.65% tender 4/10/00, CP mode

Univ. of Texas Univ. Rev.
Participating VRDN:

Series MSDW 98 97, 3.98%          8,840,000                          8,840,000
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(b)(d)

Series SGA 79, 3.98%              3,700,000                          3,700,000
(Liquidity Facility Societe
Generale) (b)(d)

                                                                     304,493,098

UTAH - 2.5%

Intermountain Pwr. Agcy. Pwr.
Supply Rev.:

Bonds:

Series 1985 E, 4.075%, tender     3,000,000                          3,000,000
9/15/00 (AMBAC Insured)

Series 1985 F, 4.075%, tender     5,200,000                          5,200,000
9/15/00 (AMBAC Insured)

Series C, 6% 7/1/00 (MBIA         4,900,000                          4,932,904
Insured)

Rfdg. Bonds Series 1985 E2,       5,000,000                          5,000,000
3.6% tender 4/3/00 (AMBAC
Insured) (BPA Landesbank
Hessen-Thuringen), CP mode

Series 1997 B1, 3.6% 4/3/00,      22,700,000                         22,700,000
CP

Series 1998 B4, 3.6% 4/3/00,      10,000,000                         10,000,000
CP

                                                                     50,832,904

VIRGINIA - 1.9%

Chesterfield County Ind. Dev.
Auth. Poll. Cont. Rev. Bonds
(Virginia Elec. & Pwr. Co.
Proj.) Series 1987 A:

3.85% tender 4/5/00, CP mode      3,600,000                          3,600,000

3.9% tender 4/3/00, CP mode       1,500,000                          1,500,000

Louisa Ind. Dev. Auth. Poll.
Cont. Rev. Bonds (Virginia
Elec. & Pwr. Co. Proj.):

Series 1984:

3.9% tender 4/19/00, CP mode      2,500,000                          2,500,000

3.9% tender 4/25/00, CP mode      1,800,000                          1,800,000

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

VIRGINIA - CONTINUED

Louisa Ind. Dev. Auth. Poll.
Cont. Rev. Bonds (Virginia
Elec. & Pwr. Co. Proj.): -
continued

Series 1985, 3.7% tender         $ 3,325,000                        $ 3,325,000
4/10/00,  CP mode

Series 1987, 3.85% tender         2,500,000                          2,500,000
4/3/00,  CP mode

Newport News Gen. Oblig. BAN      2,800,000                          2,802,100
4.5% 6/15/00

Prince William County Ind.        1,700,000                          1,700,000
Dev. Auth. Poll. Cont. Rev.
Bonds (Virginia Elec. & Pwr.
Co. Proj.) 3.85% tender
4/3/00, CP mode

Virginia Hsg. Dev. Auth.
Commonwealth Mtg. Rev. Bonds:

Series B, 4.15%, tender           2,300,000                          2,300,000
10/19/00

Sub Series B, 4.12%, tender       4,900,000                          4,900,000
9/12/00

Virginia Pub. Bldg. Auth.         9,290,000                          9,290,000
Pub. Facilities Rev.
Participating VRDN Series
MSDW 00 218, 3.98%
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(b)(d)

York County Ind. Dev. Auth.       3,000,000                          3,000,000
Poll. Cont. Rev. Bonds
(Virginia Elec. & Pwr. Co.
Proj.) Series 1985, 3.85%
tender 4/3/00, CP mode

                                                                     39,217,100

VERMONT - 0.1%

Vermont Edl. & Health Bldg.       1,500,000                          1,500,000
Fin. Agcy. Rev. Bonds
(Middlebury College Proj.)
3.15%, tender 5/1/00

WASHINGTON - 3.5%

Kent Gen. Oblig.                  4,100,000                          4,100,000
Participating VRDN Series
SGA 27, 3.98% (Liquidity
Facility Societe Generale)
(b)(d)

King County Gen. Oblig.           2,795,000                          2,795,000
Participating VRDN Series PA
495, 3.96% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (b)(d)

King County Swr. Rev.             1,800,000                          1,800,000
Participating VRDN Series
Merlots 00 E, 4.05%
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (b)(d)

Port Seattle Gen. Oblig.          3,600,000                          3,600,000
Series 1985, 3.85%, VRDN (b)

Seattle Gen. Oblig. Ltd. Tax      9,600,000                          9,600,000
Bonds Series D, 3.7% tender
4/3/00 (Liquidity Facility
Cr. Communale De Belgique),
CP mode



                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

Seattle Muni. Swr. Rev.          $ 12,097,500                       $ 12,097,500
Participating VRDN Series
MSDW 00 236, 3.98%
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(b)(d)

Snohomish Pub. Hosp. District     7,600,000                          7,600,000
#2 Rfdg. & Impt. (Stevens
Heath Care Proj.) Series
1999, 3.9%, LOC Bank of
America NA, VRDN (b)

Spokane Gen. Oblig. TRAN          5,500,000                          5,526,290
4.75% 4/2/01 (a)

Tacoma Elec. Sys. Rev.            5,265,000                          5,265,000
Participating VRDN Series
MSDW 00 219, 3.98%
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(b)(d)

Vancouver Washington Wtr. &       2,500,000                          2,500,000
Swr. Rev. Participating VRDN
Series MSDW 00 260, 4.01%
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(b)(d)

Washington Gen. Oblig.
Participating VRDN:

Series 20004703, 3.82%            9,140,000                          9,140,000
(Liquidity Facility
Citibank, New York NA) (b)(d)

Series SGA 36, 3.98%              2,000,000                          2,000,000
(Liquidity Facility Societe
Generale) (b)(d)

Washington Pub. Pwr. Supply       7,100,000                          7,100,000
Sys. Nuclear Proj. #1 Rev.
Rfdg. Series 1993 1 A1,
3.9%, LOC Bank of America
NA, VRDN (b)

                                                                     73,123,790

WISCONSIN - 4.4%

Milwaukee County Gen. Oblig.:

Participating VRDN:

Series FRRI 00 A8, 4%             6,800,000                          6,800,000
(Liquidity Facility Bank of
New York NA) (b)(d)

Series FRRI A37, 4%               47,600,000                         47,600,000
(Liquidity Facility Bank of
New York NA) (b)(d)

TAN 4.75% 3/1/01                  6,255,000                          6,283,275

Wisconsin Gen. Oblig. Series      30,000,000                         30,000,000
B, 3.7% 4/13/00, CP

                                                                     90,683,275

WEST VIRGINIA - 0.5%

Cabell County Life Care
Facilities Rev. Series 1998:

3.96%, LOC Huntington Nat'l.      4,100,000                          4,100,000
Bank, Columbus, VRDN (b)

3.96%, LOC Huntington Nat'l.      1,000,000                          1,000,000
Bank, Columbus, VRDN (b)

West Virginia Bldg.               5,840,000                          5,840,000
Commission (Davis & Elki
College Proj.) 3.96%, LOC
Huntington Nat'l. Bank,
Columbus, VRDN (b)

                                                                     10,940,000

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

WYOMING - 0.1%

Wyoming Cmnty. Dev. Auth.        $ 1,565,000                        $ 1,565,000
Participating VRDN Series PT
112, 3.96% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (b)(d)

TOTAL INVESTMENT   PORTFOLIO                        2,142,054,568
- 103.5%

NET OTHER ASSETS - (3.5)%                           (72,508,460)

NET ASSETS - 100%                                  $ 2,069,546,108


Total Cost for Income Tax Purposes $ 2,142,054,568

SECURITY TYPE ABBREVIATIONS

BAN  BOND ANTICIPATION NOTE
CP   COMMERCIAL PAPER
RAN  REVENUE ANTICIPATION NOTE
TAN  TAX ANTICIPATION NOTE
TRAN TAX AND REVENUE ANTICIPATION NOTE
VRDN VARIABLE RATE DEMAND NOTE

LEGEND

(a) Security purchased on a delayed delivery or when-issued basis.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Security collateralized by an amount sufficient to pay interest and principal.

(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                      ACQUISITION DATE  COST

Austin Independent School     9/17/99           $ 4,800,000
District Variable Rate TRAN
4.592% 8/31/00

Orange County Health          7/2/99            $ 3,985,000
Facilities Auth. Rev.
Participating VRDN Series PA
95, 4.1% (Liquidity Facility
Merrill Lynch & Co., Inc.)

INCOME TAX INFORMATION

At May 31, 1999, the fund had a capital loss carryforward of approximately $191,000, all of which will expire on May 31, 2005.

TAX-EXEMPT PORTFOLIO

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                              MARCH 31, 2000

ASSETS

Investment in securities, at                 $ 2,142,054,568
value - See accompanying
schedule

Cash                                          63,557

Interest receivable                           16,229,627

 TOTAL ASSETS                                 2,158,347,752

LIABILITIES

Payable for investments        $ 71,602,406
purchased Regular delivery

 Delayed delivery               12,526,290

Distributions payable           4,227,860

Accrued management fee          281,002

Distribution fees payable       51,006

Other payables and  accrued     113,080
expenses

 TOTAL LIABILITIES                            88,801,644

NET ASSETS                                   $ 2,069,546,108

Net Assets consist of:

Paid in capital                              $ 2,070,035,715

Accumulated net realized gain                 (489,607)
(loss) on investments

NET ASSETS                                   $ 2,069,546,108

CLASS I: NET ASSET VALUE,                     $1.00
offering   price and
redemption price   per share
($1,825,452,411 (divided by)
   1,825,884,271 shares)

CLASS II: NET ASSET VALUE,                    $1.00
offering   price and
redemption price   per share
($25,937,175 (divided by)
25,943,311 shares)

CLASS III: NET ASSET VALUE,                   $1.00
offering   price and
redemption price   per share
($218,156,522 (divided by)
218,208,133 shares)

STATEMENT OF OPERATIONS

                                YEAR ENDED MARCH 31, 2000

INTEREST INCOME                              $ 71,459,726

EXPENSES

Management fee                 $ 4,054,382

Transfer agent fees

 Class I                        450,591

 Class II                       10,506

 Class III                      37,596

Distribution fees

 Class II                       61,651

 Class III                      345,646

Accounting fees and expenses    230,869

Non-interested trustees'        6,533
compensation

Custodian fees and expenses     65,054

Registration fees               154,757

Audit                           31,854

Legal                           7,032

Miscellaneous                   3,813

 Total expenses before          5,460,284
reductions

 Expense reductions             (1,029,869)   4,430,415

NET INTEREST INCOME                           67,029,311

NET REALIZED GAIN (LOSS)   ON                 (339,128)
INVESTMENTS

NET INCREASE IN NET ASSETS                   $ 66,690,183
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET       YEAR ENDED MARCH 31, 2000  YEAR ENDED MARCH 31, 1999
ASSETS

Operations Net interest income   $ 67,029,311               $ 74,522,345

 Net realized gain (loss)         (339,128)                  105,653

 NET INCREASE (DECREASE) IN       66,690,183                 74,627,998
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders
from net interest income:

  Class I                         (61,397,342)               (71,884,455)

  Class II                        (1,287,490)                (1,301,004)

  Class III                       (4,344,479)                (1,336,886)

 TOTAL DISTRIBUTIONS              (67,029,311)               (74,522,345)

Share transactions - net
increase (decrease) at net
asset value of $1.00 per
share:

  Class I                         (50,895,402)               (259,352,346)

  Class II                        2,362,874                  (7,252,488)

  Class III                       169,396,895                11,534,985

 TOTAL SHARE TRANSACTIONS         120,864,367                (255,069,849)

  TOTAL INCREASE (DECREASE)       120,525,239                (254,964,196)
IN NET ASSETS

NET ASSETS

 Beginning of period              1,949,020,869              2,203,985,065

 End of period                   $ 2,069,546,108            $ 1,949,020,869


FINANCIAL HIGHLIGHTS - CLASS I

YEARS ENDED MARCH 31,            2000         1999         1998         1997         1996

SELECTED PER-SHARE DATA,

Net asset value, beginning of    $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000
period

Income from Investment
Operations

Net interest income               .033         .032         .035         .033         .036

Less Distributions

From net interest income          (.033)       (.032)       (.035)       (.033)       (.036)

Net asset value, end of period   $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000

TOTAL RETURN A                    3.38%        3.28%        3.60%        3.40%        3.70%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,825,452  $ 1,876,635  $ 2,135,884  $ 2,022,191  $ 1,806,918
(000 omitted)

Ratio of expenses to average      .20% B       .20% B       .20% B       .20% B       .19% B
net assets

Ratio of net interest income      3.32%        3.24%        3.54%        3.34%        3.64%
to average net assets


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

B FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS II

YEARS ENDED MARCH 31,            2000      1999      1998      1997      1996 E

SELECTED PER-SHARE DATA,

Net asset value, beginning of    $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
period

Income from Investment
Operations

Net interest income               .032      .031      .034      .032      .013

Less Distributions

From net interest income          (.032)    (.031)    (.034)    (.032)    (.013)

Net asset value, end of period   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000

TOTAL RETURN B, C                 3.22%     3.13%     3.44%     3.25%     1.34%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 25,937  $ 23,579  $ 30,829  $ 60,247  $ 968
(000 omitted)

Ratio of expenses to average      .35% D    .35% D    .35% D    .35% D    .35% A, D
net assets

Ratio of net interest income      3.13%     3.05%     3.41%     3.21%     3.17% A
to average net assets


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

E FOR THE PERIOD NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS II SHARES) TO MARCH 31, 1996.

FINANCIAL HIGHLIGHTS - CLASS III

YEARS ENDED MARCH 31,            2000       1999      1998      1997      1996 E

SELECTED PER-SHARE DATA,

Net asset value, beginning of    $ 1.000    $ 1.000   $ 1.000   $ 1.000   $ 1.000
period

Income from Investment
Operations

Net interest income               .031       .030      .033      .031      .013

Less Distributions

From net interest income          (.031)     (.030)    (.033)    (.031)    (.013)

Net asset value, end of period   $ 1.000    $ 1.000   $ 1.000   $ 1.000   $ 1.000

TOTAL RETURN B, C                 3.12%      3.03%     3.34%     3.14%     1.30%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 218,157  $ 48,807  $ 37,272  $ 26,313  $ 988
(000 omitted)

Ratio of expenses to average      .45% D     .45% D    .45% D    .45% D    .45% A, D
net assets

Ratio of net interest income      3.14%      2.98%     3.28%     3.09%     3.00% A
to average net assets


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

E FOR THE PERIOD NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS III SHARES) TO MARCH 31, 1996.

NOTES TO FINANCIAL STATEMENTS

For the period ended March 31, 2000

1. SIGNIFICANT ACCOUNTING POLICIES.

Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (the funds) are funds of Colchester Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust.

Each fund offers Class I, Class II and Class III shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of each fund:

SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. For
Tax-Exempt Portfolio, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) for Money Market Portfolio, non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity money market funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Income dividends are declared separately for each class.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding each fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

WHEN-ISSUED SECURITIES. Each fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities is fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued or forward commitment basis are identified as such in each applicable fund's schedule of investments. Each fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

RESTRICTED SECURITIES. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

3. JOINT TRADING ACCOUNT.

At the end of the period, certain funds had 20% or more of their total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

SUMMARY OF JOINT TRADING
DATED MARCH 23, 2000, DUE APRIL 6, 2000           5.95%
Number of dealers or banks                        1
Maximum amount with one dealer or bank            100%
Aggregate principal amount of agreements          $250,000,000
Aggregate maturity amount of agreements           $250,578,472
Aggregate market value of transferred assets      $255,340,901
Coupon rates of transferred assets                5.5% to 8.88%
Maturity dates of transferred assets              4/15/00 to 2/15/08
DATED MARCH 27, 2000, DUE APRIL 3, 2000           6.12%
Number of dealers or banks                        4
Maximum amount with one dealer or bank            32.8%
Aggregate principal amount of agreements          $1,525,000,000
Aggregate maturity amount of agreements           $1,532,486,298
Aggregate market value of transferred assets      $1,558,220,229
Coupon rates of transferred assets                0% to 8.5%
Maturity dates of transferred assets              12/1/05 to 11/1/37
DATED MARCH 31, 2000, DUE APRIL 3, 2000           6.08%
Number of dealers or banks                        9
Maximum amount with one dealer or bank            45.9%
Aggregate principal amount of agreements          $1,054,284,000
Aggregate maturity amount of agreements           $1,054,818,179
Aggregate market value of transferred assets      $1,025,020,447
Coupon rates of transferred assets                0% to 13.25%
Maturity dates of transferred assets              4/6/00 to 5/15/30
DATED MARCH 31, 2000, DUE APRIL 3, 2000           6.17%
Number of dealers or banks                        2
Maximum amount with one dealer or bank            72.6%
Aggregate principal amount of agreements          $365,000,000
Aggregate maturity amount of agreements           $365,187,552
Aggregate market value of transferred assets      $372,946,223
Coupon rates of transferred assets                0% to 8.88%
Maturity dates of transferred assets              4/20/00 to 5/15/30
DATED MARCH 31, 2000, DUE APRIL 3, 2000           6.21%
Number of dealers or banks                        12
Maximum amount with one dealer or bank            22.9%
Aggregate principal amount of agreements          $6,026,107,000
Aggregate maturity amount of agreements           $6,029,223,846
Aggregate market value of transferred assets      $6,154,571,134
Coupon rates of transferred assets                0% to 14.25%
Maturity dates of transferred assets              4/13/00 to 5/15/30

DATED MARCH 31, 2000, DUE APRIL 3, 2000           6.25%
Number of dealers or banks                        9
Maximum amount with one dealer or bank            15.7%
Aggregate principal amount of agreements          $3,191,000,000
Aggregate maturity amount of agreements           $3,192,662,612
Aggregate market value of transferred assets      $3,255,874,256
Coupon rates of transferred assets 0% to          9.55%
Maturity dates of transferred assets              5/1/00 to 11/1/38

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As each fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .20% of the fund's average net assets.

SUB-ADVISER FEE. As each fund's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fees are paid prior to any voluntary expense reimbursements which may be in effect.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate distribution plans with respect to Class II and Class III shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each applicable class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS II     .15%

CLASS III    .25%

For the period the following amounts were retained by FDC:

                         CLASS II  CLASS III

Treasury Only Portfolio  $ 1,376   $ 24,830

Treasury Portfolio       $ -       $ 51,586

Government Portfolio     $ -       $ 10,235

Domestic Portfolio       $ -       $ 1,386

Money Market Portfolio   $ 2,684   $ 1,272

Tax-Exempt Portfolio     $ 509     $ 2,398

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for the funds except for Tax-Exempt Portfolio. Effective June 21, 1999, Citibank, N.A. (Citibank) replaced UMB Bank, n.a. as the custodian, transfer and shareholder servicing agent for Tax-Exempt Portfolio. Citibank has entered into a sub-contract with FIIOC to perform the activities associated with the transfer and shareholder servicing agent functions for Tax-Exempt Portfolio. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.

4. FEES AND OTHER TRANSACTIONS WITH

AFFILIATES - CONTINUED

TRANSFER AGENT FEES - CONTINUED

For the period, the transfer agent fees were equivalent to the following annual rates as a percentage of average net assets:

                          CLASS I CLASS II CLASS III

Treasury Only Portfolio   .03%    .03%     .03%
Treasury Portfolio        .02%    .03%     .02%
Government Portfolio      .03%    .03%     .03%
Domestic Portfolio        .03%    .03%     .03%
Money Market Portfolio    .02%    .03%     .03%
Tax-Exempt Portfolio      .02%    .03%     .03%

ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the funds except for Tax-Exempt Portfolio. Citibank also has a sub-contract with FSC to maintain Tax-Exempt Portfolio's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse the funds' operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses, and 12b-1 fees payable by Class II and Class III of each fund) above an annual rate of .20% (.18% for Money Market) of average net assets. For the period, the reimbursement reduced expenses by the following:

                          CLASS I     CLASS II  CLASS III

Treasury Only Portfolio   $  518,906  $ 25,026  $ 50,410
Treasury Portfolio        $ 1,662,346 $ 152,086 $ 1,140,234
Government Portfolio      $ 2,673,195 $ 260,654 $ 550,664
Domestic Portfolio        $ 2,067,303 $ 212,681 $ 543,431
Money Market Portfolio    $ 9,298,634 $ 108,758 $ 452,289
Tax-Exempt Portfolio      $ 903,405   $ 20,779  $ 74,417

In addition, certain funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. During the period, custodian fees were reduced by $18,407 and $31,268 under this arrangement for Treasury Only and Tax-Exempt Portfolio, respectively.

6. BENEFICIAL INTEREST.

At the end of the period, certain shareholders were record owners of approximately 10% or more of the total outstanding shares of the following funds:

BENEFICIAL INTEREST

FUND                     NUMBER OF SHAREHOLDERS  % OWNERSHIP

Treasury Only Portfolio   2                      24%

Treasury Portfolio        1                      27%

Government Portfolio      1                      11%

Domestic Portfolio        1                      13%


7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                               YEAR ENDED  MARCH 31,  YEAR ENDED  MARCH 31,

                               2000                   1999

TREASURY ONLY PORTFOLIO CLASS   3,967,330,547          3,225,354,216
I Shares sold

Reinvestment of distributions   15,127,535             12,321,228
from net interest income

Shares redeemed                 (3,798,937,455)        (3,230,397,546)

Net increase (decrease)        $ 183,520,627          $ 7,277,898

TREASURY ONLY PORTFOLIO CLASS   166,319,318            271,559,642
II Shares sold

Reinvestment of distributions   1,693,992              1,535,439
from net interest income

Shares redeemed                 (173,334,570)          (252,169,318)

Net increase (decrease)        $ (5,321,260)          $ 20,925,763

TREASURY ONLY PORTFOLIO CLASS   520,155,983            578,593,613
III Shares sold

Reinvestment of distributions   3,169,293              3,214,922
from net interest income

Shares redeemed                 (463,083,114)          (581,447,756)

Net increase (decrease)        $ 60,242,162           $ 360,779

7. SHARE TRANSACTIONS - CONTINUED
                               YEAR ENDED  MARCH 31,  YEAR ENDED  MARCH 31,

                               2000                   1999

TREASURY PORTFOLIO CLASS I      58,566,500,026         64,257,957,773
Shares sold

Reinvestment of distributions   97,213,459             97,557,789
from net interest income

Shares redeemed                 (58,137,676,355)       (64,918,765,373)

Net increase (decrease)        $ 526,037,130          $ (563,249,811)

TREASURY PORTFOLIO CLASS II     5,055,389,738          5,692,697,517
Shares sold

Reinvestment of distributions   2,795,307              5,129,015
from net interest income

Shares redeemed                 (4,957,407,451)        (5,735,491,971)

Net increase (decrease)        $ 100,777,594          $ (37,665,439)

TREASURY PORTFOLIO CLASS III    25,826,661,884         34,401,503,367
Shares sold

Reinvestment of distributions   39,791,991             33,781,747
from net interest income

Shares redeemed                 (25,663,979,705)       (34,512,665,668)

Net increase (decrease)        $ 202,474,170          $ (77,380,554)

GOVERNMENT PORTFOLIO CLASS I    44,437,490,145         34,932,282,004
Shares sold

Reinvestment of distributions   109,031,999            87,233,949
from net interest income

Shares redeemed                 (43,410,140,493)       (33,651,104,519)

Net increase (decrease)        $ 1,136,381,651        $ 1,368,411,434

GOVERNMENT PORTFOLIO CLASS II   4,993,706,204          3,952,436,820
Shares sold

Reinvestment of distributions   17,063,776             10,093,868
from net interest income

Shares redeemed                 (4,923,045,293)        (3,694,791,275)

Net increase (decrease)        $ 87,724,687           $ 267,739,413

GOVERNMENT PORTFOLIO CLASS      12,284,786,587         9,808,092,304
III Shares sold

Reinvestment of distributions   36,220,321             26,583,124
from net interest income

Shares redeemed                 (12,061,202,281)       (9,680,186,148)

Net increase (decrease)        $ 259,804,627          $ 154,489,280

DOMESTIC PORTFOLIO CLASS I      40,236,172,462         15,577,206,973
Shares sold

Reinvestment of distributions   103,375,051            46,450,889
from net interest income

Shares redeemed                 (38,207,034,017)       (14,846,130,323)

                                2,132,513,496          777,527,539

Issued in exchange for the      -                      281,512,275
net assets of Rated Money
Market Portfolio Class I

Net increase (decrease)        $ 2,132,513,496        $ 1,059,039,814

DOMESTIC PORTFOLIO CLASS II     3,987,065,006          2,403,859,326
Shares sold

Reinvestment of distributions   14,240,075             6,824,018
from net interest income

Shares redeemed                 (4,010,059,527)        (2,191,969,649)

                                (8,754,446)            218,713,695

Issued in exchange for the      -                      71,486,478
net assets of Rated Money
Market Portfolio Class II

Net increase (decrease)        $ (8,754,446)          $ 290,200,173

DOMESTIC PORTFOLIO CLASS III    8,925,159,763          2,244,459,901
Shares sold

Reinvestment of distributions   37,582,062             9,388,494
from net interest income

Shares redeemed                 (8,118,677,856)        (1,858,232,142)

                                844,063,969            395,616,253

Issued in exchange for the      -                      128,472,530
net assets of Rated Money
Market Portfolio Class III

Net increase (decrease)         844,063,969            524,088,783

7. SHARE TRANSACTIONS - CONTINUED
                               YEAR ENDED  MARCH 31,  YEAR ENDED  MARCH 31,

                               2000                   1999

MONEY MARKET PORTFOLIO CLASS    137,392,990,056        101,424,061,871
I Shares sold

Reinvestment of distributions   462,354,895            392,490,343
from net interest income

Shares redeemed                 (135,639,685,163)      (98,432,501,077)

Net increase (decrease)        $ 2,215,659,788        $ 3,384,051,137

MONEY MARKET PORTFOLIO CLASS    2,631,694,505          1,533,330,431
II Shares sold

Reinvestment of distributions   6,672,931              6,352,348
from net interest income

Shares redeemed                 (2,528,542,963)        (1,535,937,006)

Net increase (decrease)        $ 109,824,473          $ 3,745,773

MONEY MARKET PORTFOLIO CLASS    7,357,732,082          6,024,061,398
III Shares sold

Reinvestment of distributions   28,127,227             25,467,991
from net interest income

Shares redeemed                 (7,355,513,697)        (5,884,830,173)

Net increase (decrease)        $ 30,345,612           $ 164,699,216

TAX-EXEMPT PORTFOLIO CLASS I    7,236,350,790          9,232,248,835
Shares sold

Reinvestment of distributions   13,948,536             16,974,104
from net interest income

Shares redeemed                 (7,301,194,728)        (9,508,575,285)

Net increase (decrease)        $ (50,895,402)         $ (259,352,346)

TAX-EXEMPT PORTFOLIO CLASS II   376,606,072            360,961,784
Shares sold

Reinvestment of distributions   1,118,042              1,217,980
from net interest income

Shares redeemed                 (375,361,240)          (369,432,252)

Net increase (decrease)        $ 2,362,874            $ (7,252,488)

TAX-EXEMPT PORTFOLIO CLASS      491,472,336            171,520,441
III Shares sold

Reinvestment of distributions   4,075,144              1,160,473
from net interest income

Shares redeemed                 (326,150,585)          (161,145,929)

Net increase (decrease)        $ 169,396,895          $ 11,534,985

8. MERGER INFORMATION.

On January 21, 1999, Domestic Portfolio's Class I, Class II and Class III acquired all of the assets and assumed all of the liabilities of Rated Money Market Portfolio's Class I, Class II and Class III, respectively. The acquisition was approved by the shareholders of Rated Money Market Portfolio on December 16, 1998. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Domestic Portfolio's Class I acquisition of Rated Money Market Portfolio Class I was accomplished by an exchange of 281,512,275 shares of Domestic Portfolio Class I for the 281,512,275 shares then outstanding (each valued at $1.00) of Rated Money Market Portfolio Class I. Domestic Portfolio's Class II acquisition of Rated Money Market Portfolio Class II was accomplished by an exchange of 71,486,478 shares of Domestic Portfolio Class II for the 71,486,478 shares then outstanding (each valued at $1.00) of Rated Money Market Portfolio Class II. Domestic Portfolio's Class III acquisition of Rated Money Market Portfolio Class III was accomplished by an exchange of 128,472,530 shares of Domestic Portfolio Class III for the 128,472,530 shares then outstanding (each valued at $1.00) of Rated Money Market Portfolio Class III. Rated Money Market Portfolio's net assets were combined with Domestic Portfolio for total net assets after the acquisition of $2,187,487,801 for Class I, $407,920,288 for Class II and $484,027,855 for Class III.

INDEPENDENT AUDITORS' REPORT

To the Trustees of Colchester Street Trust and the Shareholders of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio and Tax-Exempt Portfolio:

We have audited the accompanying statements of assets and liabilities of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio and Tax-Exempt Portfolio, (the Funds), each a series of Colchester Street Trust, including the portfolios of investments, as of March 31, 2000, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended March 31, 1999, and the financial highlights for each of the four years in the period then ended were audited by other auditors whose report, dated May 13, 1999, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of March 31, 2000, the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
   DELOITTE & TOUCHE LLP
   Boston, Massachusetts
   May 9, 2000

INVESTMENT ADVISOR

Fidelity Management & Research Company
Boston MA

INVESTMENT SUB-ADVISOR

Fidelity Investments Money Management, Inc.

OFFICERS

Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Boyce I. Greer, Vice President
Fred L. Henning, Jr., Vice President
Robert K. Duby, Vice President - MONEY MARKET PORTFOLIO
Robert A. Litterst, Vice President - GOVERNMENT PORTFOLIO,

 TREASURY ONLY PORTFOLIO AND TREASURY PORTFOLIO

Scott A. Orr, Vice President - TAX-EXEMPT PORTFOLIO
John J. Todd, Vice President - DOMESTIC PORTFOLIO
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Maria F. Dwyer, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

ADVISORY BOARD

J. Michael Cook
Abigail P. Johnson

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

 TREASURY ONLY PORTFOLIO, TREASURY PORTFOLIO,
 GOVERNMENT PORTFOLIO, DOMESTIC  PORTFOLIO
 AND MONEY MARKET PORTFOLIO

Citibank N.A.
New York, NY

 TAX-EXEMPT PORTFOLIO
CUSTODIANS

The Bank of New York
New York, NY

 TREASURY ONLY PORTFOLIO, TREASURY PORTFOLIO,
 GOVERNMENT PORTFOLIO, DOMESTIC PORTFOLIO
 AND MONEY MARKET PORTFOLIO

Citibank, N.A.
New York, NY
 TAX-EXEMPT PORTFOLIO